 1933 Act File No. 33-36729 1940 Act File No. 811-6165 SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 Form N-1A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X Pre-Effective Amendment No. .............................. Post-Effective Amendment No. 34 .............................. X and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X Amendment No. 33 ............................................ X FEDERATED MUNICIPAL SECURITIES INCOME TRUST (Exact Name of Registrant as Specified in Charter) Federated Investors Funds 5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7000 (Address of Principal Executive Offices) (412) 288-1900 (Registrant's Telephone Number) John W. McGonigle, Esquire, Federated Investors Tower 1001 Liberty Avenue Pittsburgh, Pennsylvania 15222-3779 (Name and Address of Agent for Service) It is proposed that this filing will become effective: _ immediately upon filing pursuant to paragraph (b) x on October 29, 2002, pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485. If appropriate, check the following box: This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Copies to: Matthew G. Maloney, Esquire Dickstein Shapiro Morin & Oshinsky, LLP 2101 L Street, N.W. Washington, DC 20037

Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2002

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CLASS A SHARES
CLASS B SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities by investing primarily in a portfolio of long-term, investment grade California tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 14

How is the Fund Sold? 17

How to Purchase Shares 17

How to Redeem and Exchange Shares 20

Account and Share Information 23

Who Manages the Fund? 24

Financial Information 25

Independent Auditors' Report 46

Board of Trustees and Trust Officers 47

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income exempt from federal income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of California and California municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment grade securities.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

Interest Rate Risks

Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks

Issuers of tax exempt securities may default on the payment of interest or principal when due.

Call Risks

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Sector Risks

Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's economy is dependent upon high technology, entertainment, trade and construction. A downturn in any of these industries could have a negative impact on the economy of California. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives. Finally, California is experiencing an energy crisis which prompted a downgrade of its credit by the rating agencies.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 8.57%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 9.04% (quarter ended March 31, 1995). Its lowest quarterly return was (7.76%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A and B Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Revenue Bond Index (LBRB) and the Lehman Brothers Municipal Bond Index (LBMB), both broad-based market indexes. The LBRB is a total return performance benchmark for the long-term, investment grade, revenue bond market. The LBMB is a broad market performance benchmark for the tax exempt bond market; to be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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	1 Year	5 Years	Start of Performance[1]
Class A Shares:
Return Before Taxes	(0.59)%	4.50%	5.71%
Return After Taxes on Distributions[2]	(0.59)%	4.50%	5.71%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.49%	4.58%	5.65%
Class B Shares:
Return Before Taxes	(2.15)%	N/A	3.50%
LBRB	5.41%	6.03%	6.61%
LBMB	5.13%	5.98%	6.45%

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1 The Fund's Class A Shares and Class B Shares start of performance dates were December 2, 1992 and December 1, 1997, respectively.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A Shares or Class B Shares.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee[3]	0.25%	0.75%
Shareholder Services Fee	0.25%	0.25%
Other Expenses[4]	0.45%	0.45%
Total Annual Fund Operating Expenses	1.35%	1.85%[5]

1 Although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2002.

Total Waivers and Reimbursements of Fund Expenses	0.85%	0.60%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.50%	1.25%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2002.

3 The distribution (12b-1) fee for the Class A Shares has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2002.

4 The adviser has voluntarily reimbursed other operating expenses of the Fund. The adviser can terminate this voluntary reimbursement of other operating expenses at any time. The total other operating expenses paid by the Fund for Class A Shares and Class B Shares (after the voluntary reimbursement) was 0.25%, and 0.25%, respectively, for the fiscal year ended August 31, 2002.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$581	$858	$1,156	$2,001

Expenses assuming no redemption	$581	$858	$1,156	$2,001

Class B:
Expenses assuming redemption	$738	$982	$1,201	$2,039

Expenses assuming no redemption	$188	$582	$1,001	$2,039

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. Interest income from the Fund's investments may be subject to AMT.

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The Fund invests primarily in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

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  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

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Because the Fund refers to California municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and the personal income taxes imposed by the State of California and California municipalities. This policy may not be changed without shareholder approval.

HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful and could result in increased expenses and losses to the Fund.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the even that a counterparty defaults on the contract.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

California's economy is dependent upon high technology, entertainment, trade and construction. A downturn in any of these industries could have a negative impact on the economy of the state. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives. Specifically, Proposition 13 limits the valuation of real property for tax purposes and the power of local authorities to increase property tax rates and revenues; Proposition 62 requires that a majority of voters approve new general taxes; and Proposition 218 requires two-thirds voter approval for the imposition of new special taxes. In addition, since many local revenues are dependent upon real property taxation, fluctuations in real estate prices can affect local revenues. Finally, California is experiencing an electricity crisis which prompted a downgrade of its credit by the rating agencies.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close our certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purpose.

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Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchanged-traded contracts.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of the regular trading day (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%

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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

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1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

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If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
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    by you, your spouse and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or more	0.00%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.


When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE


You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)


You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.


For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated California Municipal Income Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?


The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Lee R. Cunningham II

Lee R. Cunningham II has been a Portfolio Manager of the Fund since May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in finance and operations from the University of Pittsburgh.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 46.

Year Ended August 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.08	$10.65	$10.49	$11.13	$10.73
Income From Investment Operations:
Net investment income	0.52 [1]	0.53	0.52	0.52	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)[1]	0.43	0.16	(0.64)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.44	0.96	0.68	(0.12)	0.93

Less Distributions:
Distributions from net investment income	(0.52)	(0.53)	(0.52)	(0.52)	(0.53)

Net Asset Value, End of Period	$11.00	$11.08	$10.65	$10.49	$11.13

Total Return[2]	4.16%	9.27%	6.82%	(1.20)%	8.84%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.50%	0.50%	0.69%

Net investment income	4.81%[1]	4.91%	5.08%	4.70%	4.84%

Expense waiver/reimbursement[3]	0.85%	0.91%	0.97%	1.07%	1.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$39,872	$30,079	$23,465	$28,054	$28,792

Portfolio turnover	21%	30%	57%	35%	6%

1 Effective September 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 46.

	Year Ended August 31,				Period Ended
	2002	2001	2000	1999	8/31/1998 [1]
Net Asset Value, Beginning of Period	$11.08	$10.65	$10.49	$11.13	$10.87
Income From Investment Operations:
Net investment income	0.44 [2]	0.45	0.45	0.44	0.33
Net realized and unrealized gain (loss) on investments	(0.08)[2]	0.43	0.16	(0.64)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.88	0.61	(0.20)	0.59

Less Distributions:
Distributions from net investment income	(0.44)	(0.45)	(0.45)	(0.44)	(0.33)

Net Asset Value, End of Period	$11.00	$11.08	$10.65	$10.49	$11.13

Total Return[3]	3.39%	8.46%	6.03%	(1.92)%	5.53%

Ratios to Average Net Assets:

Expenses	1.25%	1.25%	1.25%	1.25%	1.40%[4]

Net investment income	4.05%[2]	4.16%	4.34%	3.96%	4.14%[4]

Expense waiver/reimbursement[5]	0.60%	0.66%	0.72%	0.82%	1.16%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$49,363	$43,675	$36,577	$35,594	$10,020

Portfolio turnover	21%	30%	57%	35%	6%

1 Reflects operations for the period from December 1, 1997 (date of initial public investment) to August 31, 1998.

2 Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.9%
		California--92.5%
$1,500,000		ABAG Finance Authority for Non-Profit Corporations, Multifamily Housing Revenue Bonds (Series 1999A), 5.80% (Civic Center Drive Apartments Project)/(FSA INS), 9/1/2020	AAA/Aaa		$1,587,765
500,000		Anaheim, CA, PFA, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/ (FSA INS), 9/1/2016	AAA/Aaa		601,935
1,000,000		Anaheim, CA, Union High School District, UT GO Bonds (Series 2002A), 5.375%, (FSA INS) 8/1/2020	AAA/Aaa		1,078,900
605,000		Blythe, CA, Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR/NR		601,358
750,000		Blythe, CA, Redevelopment Agency, Tax Allocation Bonds (Series 2000A), 6.20% (Blythe, CA Redevelopment Project No. 1), 5/1/2031	BBB/NR		782,092
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3		545,835
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine University), 8/1/2032	NR/A1		1,038,910
625,000		California Educational Facilities Authority, Revenue Bonds (Series B), 6.60% (Loyola Marymount University)/(United States Treasury PRF), 10/1/2002 @(102)	NR/A2		640,337
600,000		California Educational Facilities Authority, Revenue Bonds, 6.70% (Southwestern University)/(Original Issue Yield: 6.838%), 11/1/2024	NR/A3		669,666
500,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA/NR		520,400
1,000,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/ (MBIA INS), 3/1/2021	NR/Aaa		1,036,540
1,000,000		California HFA, Home Mortgage Revenue Bonds (Series 1996Q), 5.85%, (MBIA INS) 8/1/2016	AAA/Aaa		1,056,880
245,000		California HFA, SFM Revenue Bonds (Series C), 6.75%, 2/1/2025	AA-/Aa2		253,127
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage INS)/(Original Issue Yield: 5.737%), 5/1/2020	A+/NR		1,045,570
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	A-/NR		$1,005,140
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center), 12/1/2030	NR/A3		1,605,810
700,000		California Health Facilities Financing Authority, Revenue Refunding Bonds (Series 1996A), 6.00% (Catholic Healthcare West)/(MBIA INS)/(Original Issue Yield: 6.15%), 7/1/2017	AAA/Aaa		783,804
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	NR/Aa3		531,485
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	A/A2		1,019,280
1,000,000		California PCFA, Refunding Revenue Bonds (Series 1996A), 5.35% (Pacific Gas & Electric Co.)/(MBIA INS), 12/1/2016	AAA/Aaa		1,066,140
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+/A1		940,698
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-/B1		687,344
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	NR/AA		1,006,920
800,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998 B-4), 6.35% (GNMA COL), 12/1/2029	AAA/NR		884,984
1,000,000		California State University, Systemwide Revenue Bonds (Series 2002A), 5.375%, (AMBAC INS) 11/1/2018	AAA/Aaa		1,093,340
1,000,000		California State Public Works Board, Lease Revenue Bonds, 5.25% (California State Department of Corrections), 1/1/2013	A/A2		1,101,800
1,500,000		California State, UT GO Bonds, 5.00% (Original Issue Yield: 5.20%), 11/1/2030	A+/A1		1,496,520
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	A+/A1		1,007,640
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	A+/A1		20,810
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$400,000		California Statewide Communities Development Authority, COP, 5.25% (St. Joseph Health System Group)/(Original Issue Yield: 5.47%), 7/1/2021	AA-/Aa3		$405,816
1,000,000		California Statewide Communities Development Authority, COP, 5.50% (Sutter Health)/(FSA INS)/(Original Issue Yield: 5.77%), 8/15/2018	AAA/Aaa		1,082,370
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	AAA/NR		1,057,670
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	NR/NR		508,335
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	NR/NR		511,210
400,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	NR/NR		402,312
600,000		California Statewide Communities Development Authority, Revenue COP, 6.625% (St. Joseph Health System Group CA)/ (Original Issue Yield: 6.674%), 7/1/2021	AA-/Aa3		668,022
500,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		508,910
500,000		Central, CA, Joint Powers Health Financing Authority, COP (Series 2000), 6.00% (Community Hospitals of Central California)/(Original Issue Yield: 6.22%), 2/1/2030	BBB+/Baa1		516,490
250,000		Central, CA, Joint Powers Health Financing Authority, COP (Series 2001), 5.75% (Community Hospitals of Central California)/(Original Issue Yield: 5.80%), 2/1/2031	BBB+/Baa1		252,795
500,000		Chula Vista, CA, IDA, Revenue Bonds (Series A), 6.40% (San Diego Gas & Electric)/(Original Issue Yield: 6.473%), 12/1/2027	AA-/Aa3		513,215
1,000,000		Daly City, CA, Housing Development Finance Authority, Mobile Home Park Senior Revenue Bonds (Series 2002A), 5.85% (Franciscan Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032	A-/NR		1,031,930
1,000,000		El Centro, CA, Financing Authority, Insured Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(Original Issue Yield: 5.32%), 3/1/2018	A+/NR		1,042,100
500,000		El Dorado County, CA, Public Agency Financing Authority, Revenue Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.85%), 2/15/2021	AAA/Aaa		527,380
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$780,000		El Monte, CA, PFA, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, Community Redevelopment Agency), 6/1/2028	NR/NR		$782,582
700,000		Foothill/Eastern Transportation Corridor Agency, CA (Series 1995A), Senior Lien Toll Road Revenue Bonds, 6.50% (United States Treasury PRF/(Original Issue Yield: 6.78%), 1/1/2032	AAA/#Aaa		822,381
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	BBB-/Baa3		1,007,490
1,000,000		Inglewood, CA, PFA, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	AAA/Aaa		1,112,230
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (FSA INS)/(United States Treasury COL), 8/1/2011	AAA/Aaa		583,435
1,000,000		Long Beach, CA, Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	A-/NR		1,037,130
600,000		Los Angeles, CA, Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA/Aaa		627,060
745,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 6.125%, 2/15/2005	AA-/#Aaa		832,910
255,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 6.125%, 2/15/2019	AA-/Aa3		268,801
1,000,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series 1997A), 6.00%, (FGIC INS) 7/1/2015	AAA/Aaa		1,201,990
2,000,000		Los Angeles, CA, UT GO Bonds, 5.00%, (MBIA INS) 9/1/2022	AAA/Aaa		2,048,240
1,000,000		Menlo Park, CA, UT GO Bonds, 5.25%, 8/1/2027	NR/Aa1		1,043,490
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA INS)/(Original Issue Yield: 5.63%), 8/1/2019	AAA/Aaa		1,089,870
400,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/(Original Issue Yield: 6.03%), 8/15/2032	NR/NR		405,376
500,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/(Original Issue Yield: 6.28%), 8/15/2030	NR/NR		512,320
500,000		Orange, CA, Community Facilities District No. 91-2, Special Tax Bonds, 6.25% (Serrano Heights), 10/1/2030	NR/NR		514,850
1,000,000		Oxnard, CA, Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20%, (MBIA INS) 8/1/2030	AAA/Aaa		1,154,730
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$500,000		Perris, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	A-/NR		$519,290
1,000,000		Pomona, CA, Unified School District, UT GO Bonds (Series A), 6.15%, (MBIA INS) 8/1/2030	AAA/Aaa		1,176,700
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA/Aaa		954,855
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 11/1/2020	AAA/Aaa		1,073,880
700,000		Regents of University of California, Research Facilities Revenue Bonds (Series 1995B), 6.55%, 9/1/2024	AA-/#Aaa		750,274
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80%, (FGIC INS) 8/1/2018	AAA/Aaa		2,228,680
600,000		Sacramento, CA, Municipal Utility District, Electric Revenue Bonds (Series J), 5.50% (AMBAC INS)/(Original Issue Yield: 5.80%), 8/15/2021	AAA/Aaa		634,164
1,395,000		Sacramento, CA, Unified School District, UT GO Bonds (Series A), 6.00%, 7/1/2025	NR/Aa3		1,686,694
1,000,000		San Bernardino County, CA, Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA COL) 12/20/2041	NR/Aaa		1,151,680
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR/NR		347,253
400,000		San Bernardino, CA, Joint Powers Financing Authority, Tax Allocation Refunding Revenue Bonds, 6.625%, 4/1/2026	NR/NR		405,688
1,000,000		San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	NR/A2		1,039,130
1,000,000		San Diego, CA, Unified School District, UT GO Bonds (Series 2002D), 5.25%, (FGIC INS), 7/1/2022	AAA/Aaa		1,059,330
300,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR/NR		292,068
1,000,000		San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.23%), 7/1/2026	AAA/Aaa		1,008,820
300,000		San Francisco, CA, City & County Airport Commission, Second Series Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A/A1		311,970
1,000,000		San Jose, CA, Unified School District, COP, 5.75% (MBIA INS)/(Original Issue Yield: 5.85%), 6/1/2020	AAA/Aaa		1,069,600
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,895,000		San Jose, CA, Unified School District, UT GO Bonds (Series 2002A), 5.375%, (MBIA INS), 8/1/2020	AAA/Aaa		$2,044,516
1,135,000		San Mateo, CA, Community College District, UT GO Bonds (Series 2002A), 5.00% (FGIC INS)/(Original Issue Yield: 5.05%), 9/1/2022	AAA/Aaa		1,162,376
500,000		San Mateo, CA, Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	A-/Baa1		525,690
1,000,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	NR/A3		1,013,960
1,500,000		Simi Valley, CA, PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA/Aaa		1,715,775
1,000,000		South Orange County, CA, Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	NR/Aaa		1,105,950
1,000,000		South Orange County, CA, Public Financing Authority, Special Tax Revenue Bonds (Series 1999C), 7.50% (Foothill Area), 8/15/2007	AAA/Aaa		1,235,630
1,400,000		Stockton, CA, COP (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A/NR		1,533,826
400,000		Stockton, CA, Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(Original Issue Yield: 6.43%), 9/1/2032	NR/NR		408,752
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+/NR		420,324
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	A+/A1		1,017,660
1,000,000		Vallejo, CA, Unified School District, UT GO Bonds, 5.90%, (MBIA INS), 2/1/2021	AAA/Aaa		1,163,690
1,000,000		Vista, CA, Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	BBB+/NR		1,033,910
965,000		Walnut, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut Improvement Project)/(AMBAC INS), 9/1/2019	AAA/Aaa		1,044,941
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/ (California Mortgage INS)/(Original Issue Yield: 6.225%), 7/1/2012	NR/NR		$595,650
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(Original Issue Yield: 5.80%), 6/1/2031	A-/NR		1,020,030

		TOTAL			82,537,226

		Puerto Rico--3.4%
1,000,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.927%, 7/1/2015	AAA/NR		1,310,760
700,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series T), 6.375% (United States Treasury COL)/(Original Issue Yield: 6.58%), 7/1/2024	AAA/Baa1		776,062
600,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa2		622,278
500,000		Puerto Rico Ports Authority, Special Facilities Revenue Bonds (Series 1996A), 6.25% (American Airlines, Inc.)/(Original Issue Yield: 6.50%), 6/1/2026	BB-/B1		340,140

		TOTAL			3,049,240

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $80,982,187)			85,586,466

		SHORT-TERM MUNICIPALS--5.0%
		California--2.2%
2,000,000		California Infrastructure & Economic Development Bank (Series 2002B), Daily VRDNs (RAND Corp.)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	A-1+/Aaa		2,000,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Puerto Rico--2.8%
$2,500,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+/VMIG1		$2,500,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			4,500,000

		TOTAL INVESTMENTS (IDENTIFIED COST $85,482,187)[4]			$90,086,466

Securities that are subject to AMT represent 15.4% of the fund's portfolio calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2002, these securities amounted to $2,732,617 which represents 3.1% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $1,310,760 which represents 1.5% of net assets.

3 Denotes a restricted security which has been deemed liquid by the fund's Board of Trustees.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $85,482,187. The cost of investments for federal tax purposes amounts to $85,479,368. The differences between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $4,607,098 which is comprised of $4,689,880 appreciation and $82,782 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($89,235,025) at August 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002

Assets:
Total investments in securities, at value (identified cost $85,482,187)		$90,086,466
Cash		19,273
Income receivable		1,063,565
Receivable for shares sold		646,497

TOTAL ASSETS		91,815,801

Liabilities:
Payable for investments purchased	$2,177,785
Payable for shares redeemed	191,298
Income distribution payable	155,825
Accrued expenses	55,868

TOTAL LIABILITIES		2,580,776

Net assets for 8,110,146 shares outstanding		$89,235,025

Net Assets Consist of:
Paid in capital		$88,593,953
Net unrealized appreciation of investments		4,604,279
Accumulated net realized loss on investments and futures transactions		(3,963,161)
Distributions in excess of net investment income		(46)

TOTAL NET ASSETS		$89,235,025

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($39,871,836 ÷ 3,623,805 shares outstanding)		$11.00

Offering price per share (100/95.50 of $11.00)[1]		$11.52

Redemption proceeds per share		$11.00

Class B Shares:
Net asset value per share ($49,363,189 ÷ 4,486,341 shares outstanding)		$11.00

Offering price per share		$11.00

Redemption proceeds per share (94.50/100 of $11.00)[1]		$10.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2002

Investment Income:
Interest			$4,227,835

Expenses:
Investment adviser fee		$318,555
Administrative personnel and services fee		155,000
Custodian fees		4,467
Transfer and dividend disbursing agent fees and expenses		55,410
Directors'/Trustees' fees		2,288
Auditing fees		13,558
Legal fees		3,760
Portfolio accounting fees		68,366
Distribution services fee--Class A Shares		87,577
Distribution services fee--Class B Shares		334,559
Shareholder services fee--Class A Shares		87,577
Shareholder services fee--Class B Shares		111,520
Share registration costs		39,898
Printing and postage		18,132
Insurance premiums		1,253
Miscellaneous		2,624

TOTAL EXPENSES		1,304,544

Waivers and Reimbursement:
Waiver of investment adviser fee	$(318,555)
Waiver of distribution services fee--Class A Shares	(87,577)
Waiver of transfer and dividend disbursing agent fees and expenses	(582)
Reimbursement of other operating expenses	(161,177)

TOTAL WAIVERS AND REIMBURSEMENT		(567,891)

Net expenses			736,653

Net investment income			3,491,182

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(678,260)
Net change in unrealized appreciation of investments			231,609

Net realized and unrealized gain (loss) on investments			(446,651)

Change in net assets resulting from operations			$3,044,531

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,491,182	$2,925,197
Net realized loss on investments and futures transactions	(678,260)	(154,083)
Net change in unrealized appreciation of investments and futures contracts	231,609	2,850,118

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,044,531	5,621,232

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,683,408)	(1,250,826)
Class B Shares	(1,806,179)	(1,674,371)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,489,587)	(2,925,197)

Share Transactions:
Proceeds from sale of shares	44,344,822	24,324,237
Net asset value of shares issued to shareholders in payment of distributions declared	1,620,798	1,406,178
Cost of shares redeemed	(30,039,199)	(14,714,765)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,926,421	11,015,650

Change in net assets	15,481,365	13,711,685

Net Assets:
Beginning of period	73,753,660	60,041,975

End of period (includes distributions in excess of net investment income of $(46) for the year ended August 31, 2002)	$89,235,025	$73,753,660

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)
Increase (Decrease)	$1,178	$1,178	$1,641	$(1,641)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment of GAAP amortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(2,819)	$2,819

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$3,489,587

Long-term capital gains	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$ 155,779

Undistributed long-term gains	--

Unrealized appreciation	4,607,098

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets other than the differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of premium and discount.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $3,282,861, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 513,799

2004	$ 218,330

2008	$1,047,161

2009	$1,337,342

2010	$ 166,229

Additionally, net capital losses of $683,120 attributable to security transactions incurred after October 31, 2001, are treated as arising on September 1, 2002, the first day of the fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at August 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, Revenue Bonds 6.50%, 11/1/2031	3/23/2001	$500,000

California Statewide Communities Development Authority, Revenue Bonds 6.75%, 6/1/2028	7/3/2001	$500,000

California Statewide Communities Development Authority, Revenue Bonds 6.75%, 9/1/2032	5/10/2002	$394,864

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended August 31	2002		2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,748,759	$29,897,974	874,000	$9,419,534
Shares issued to shareholders in payment of distributions declared	64,776	703,548	48,407	521,246
Shares redeemed	(1,904,208)	(20,606,717)	(411,024)	(4,413,827)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	909,327	$9,994,805	511,383	$5,526,953

Year Ended August 31	2002		2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,329,205	$14,446,848	1,384,295	$14,904,703
Shares issued to shareholders in payment of distributions declared	84,441	917,250	82,226	884,932
Shares redeemed	(868,601)	(9,432,482)	(959,403)	(10,300,938)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	545,045	$5,931,616	507,118	$5,488,697

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,454,372	$15,926,421	1,018,501	$11,015,650

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $43,200,000 and $40,200,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Purchases	$30,550,225

Sales	$16,592,019

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2002, 48.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.0% of total investments.

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2002, the Fund did not designate any long-term capital gain dividends. At August 31, 2002, 100% of the distributions from net investment income is exempt for federal income tax, other than AMT.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED CALIFORNIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated California Municipal Income Fund (the "Fund") as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 313923104
Cusip 313923203

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2092918A (10/02)

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Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

STATEMENT OF ADDITIONAL INFORMATION

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October 31, 2002

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CLASS A SHARES
CLASS B SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated California Municipal Income Fund (Fund), dated October 31, 2002. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

2092918B (10/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 6

Subaccounting Services 7

Redemption in Kind 7

Massachusetts Partnership Law 8

Account and Share Information 8

Tax Information 8

Who Manages and Provides Services to the Fund? 9

How Does the Fund Measure Performance? 14

Who is Federated Investors, Inc.? 17

Investment Ratings 18

Addresses 20

How is the Fund Organized?

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The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust on October 1, 1999.

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The Board of Trustees (Board) has established two classes of shares of the Fund, known as Class A Shares and Class B Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

INVERSE FLOATERS

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When interest rates go up, the interest rate paid on an inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes that fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

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FUTURES CONTRACTS

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTCs are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

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OPTIONS

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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SWAPS

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

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Interest Rate Swaps

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

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Caps and Floors

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Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

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TOTAL RETURN SWAPS

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Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Tax Risks

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In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Liquidity Risks

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Leverage Risks

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities.

Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities.

The investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the "1940 Act").

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may invest its securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

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You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

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Letter of Intent Class A Shares

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You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

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Class B Shares Only

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  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.
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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

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RULE 12B-1 PLAN (CLASS A SHARES AND CLASS B SHARES)

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases Shares, the investment professional may receive an amount up to 5.50% respectively, of the NAV of Class B.

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In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount	Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million	0.75%
Next $5 - $20 million	0.50%
Over $20 million	0.25%

For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co, Maryland, Heights, MO, owned approximately 484,552 Shares (12.89%), Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 404,288 Shares (10.75%), Dean Witter, New York, NY, owned approximately 360,699 Shares (9.59%) and MLPF&S, Jacksonville, FL, 355,250 Shares (9.45%).

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As of October 2, 2002, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Class B Shares.

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Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

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The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

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STATE TAXES

California Income Taxes

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Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes provided that such distributions qualify as "exempt-interest dividends" under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

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Dividends of the Fund are not exempt from the California taxes payable by corporations.

State and Local Taxes

Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises six portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of October 2, 2002 the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A Shares and Class B Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$209.65	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$230.61	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$230.61	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$230.61	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$209.65	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$209.65	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$230.61	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$247.79	$117,117.14

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$209.65	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$209.65	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

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Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$318,555	$262,838	$237,130

Advisory Fee Reduction	318,555	262,838	237,130

Administrative Fee	155,000	155,000	155,000

12b-1 Fee:

Class A Shares	--	--	--

Class B Shares	334,559	--	--

Shareholder Services Fee:

Class A Shares	87,577	--	--

Class B Shares	111,520	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended August 31, 2002.

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Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	Start of Performance on 12/2/1992
Class A Shares:
Total Return
Before Taxes	NA	(0.51)%	4.54%	5.90%
After Taxes on Distributions	NA	(0.51)%	4.54%	5.90%
After Taxes on Distributions and Sale of Shares	NA	1.47%	4.59%	5.80%
Yield	3.83%	NA	NA	NA
Tax-Equivalent Yield	7.35%	NA	NA	NA

	30-Day Period	1 Year		Start of Performance on 12/1/1997
Class B Shares:
Total Return
Before Taxes	NA	(2.07)%		4.11%
After Taxes on Distributions	NA	(2.07)%		4.11%
After Taxes on Distributions and Sale of Shares	NA	0.29%		4.12%
Yield	3.26%	NA		NA
Tax-Equivalent Yield	6.26%	NA		NA

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2002 State of California
Combined Federal and State Income Tax Bracket:	12.00%	21.00%	36.30%	39.30%	44.30%	47.90%
Joint Return	$0-12,000	$12,001-46,700	$46,701-112,850	$112,851-171,950	$171,951-307,050	Over $307,050

Single Return	$0-6,000	$6,001-27,950	$27,951-67,700	$67,701-141,250	$141,251-307,050	Over $307,050

Tax-Exempt Yield:	Taxable Yield Equivalent:
0.50%	0.57%	0.63%	0.78%	0.82%	0.90%	0.96%
1.00%	1.14%	1.27%	1.57%	1.65%	1.80%	1.92%
1.50%	1.70%	1.90%	2.35%	2.47%	2.69%	2.88%
2.00%	2.27%	2.53%	3.14%	3.29%	3.59%	3.84%
2.50%	2.84%	3.16%	3.92%	4.12%	4.49%	4.80%
3.00%	3.41%	3.80%	4.71%	4.94%	5.39%	5.76%
3.50%	3.98%	4.43%	5.49%	5.77%	6.28%	6.72%
4.00%	4.55%	5.06%	6.28%	6.59%	7.18%	7.68%
4.50%	5.11%	5.70%	7.06%	7.41%	8.08%	8.64%
5.00%	5.68%	6.33%	7.85%	8.24%	8.98%	9.60%
5.50%	6.25%	6.96%	8.63%	9.06%	9.87%	10.56%
6.00%	6.82%	7.59%	9.42%	9.88%	10.77%	11.52%
6.50%	7.39%	8.23%	10.20%	10.71%	11.67%	12.48%
7.00%	7.95%	8.86%	10.99%	11.53%	12.57%	13.44%
7.50%	8.52%	9.49%	11.77%	12.36%	13.46%	14.40%
8.00%	9.09%	10.13%	12.56%	13.18%	14.36%	15.36%
8.50%	9.66%	10.76%	13.34%	14.00%	15.26%	16.31%
9.00%	10.23%	11.39%	14.13%	14.83%	16.16%	17.27%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Revenue Bond Index

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

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Lipper, Inc.

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Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

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Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

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STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

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AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

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AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

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AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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STANDARD & POOR'S COMMERCIAL PAPER RATINGS

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A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

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FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

Class A Shares
Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2002

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A mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities by investing primarily in a portfolio of investment grade Michigan tax exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 14

How is the Fund Sold? 16

How to Purchase Shares 17

How to Redeem and Exchange Shares 19

Account and Share Information 23

Who Manages the Fund? 24

Financial Information 25

Independent Auditors' Report 42

Board of Trustees and Trust Officers 43

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of tax exempt securities that are exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be investment grade or of comparable quality. The Fund's dollar-weighted average portfolio maturity is between three and ten years, and its average-weight duration is between three and seven years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

Interest Rate Risks

Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks

Issuers of tax exempt securities may default on the payment of interest or principal when due.

Call Risks

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Sector Risks

Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's total return for the nine-month period from January 1, 2002 to September 30, 2002 was 9.68%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 5.72% (quarter ended March 31, 1995). Its lowest quarterly return was (4.60)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7-Year General Obligation Municipal Bond Index (LB7GO) and the Lehman Brothers Municipal Bond Index (LBMB), both broad-based indexes. The LB7GO is an index of general obligation bonds rated A or better with six to eight years to maturity. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	1.58%	4.26%	5.35%
Return After Taxes on Distributions[1]	1.58%	4.26%	5.35%
Return after Taxes on Distributions and Sale of Fund Shares[1]	2.83%	4.39%	5.32%
LB7GO	4.98%	5.54%	6.15%
LBMB	5.13%	5.98%	6.63%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2002.

Total Waivers of Fund Expenses	0.39%
Total Actual Annual Operating Expenses (after waivers)	0.50%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended August 31, 2002.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.07% for the fiscal year ended August 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 388

3 Years	$ 575

5 Years	$ 778

10 Years	$1,363

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to AMT.

The Fund's portfolio securities will be investment grade or of comparable quality. Under normal market conditions, the Fund's dollar-weighted average portfolio maturity is between three and ten years, and its average-weight duration is between three and seven years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
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  the Federal Reserve's monetary policy; and
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  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

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The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

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  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

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Because the Fund refers to Michigan municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities. This policy may not be changed without shareholder approval.

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HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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Temporary Defensive Investments

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Municipal Leases

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Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale.

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The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Michigan issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Income from the Fund may be subject to AMT.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge
FMIMT	$1,500/$100	3.00%	None

1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

SALES CHARGE WHEN YOU PURCHASE

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1million	1.00%	1.01%
$1million or greater[1]	0.00%	0.00%

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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

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If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse and your children under age 21; or
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    of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)
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The sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

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When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Michigan Intermediate Municipal Trust's dividends will be exempt from the Michigan taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Lee R. Cunningham II

Lee R. Cunningham II has been a Portfolio Manager of the Fund since May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in finance and operations from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference Is Made To The Independent Auditors' Report On Page 42.

Year Ended August 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.06	$10.64	$10.62	$11.09	$10.85
Income From Investment Operations:
Net investment income	0.50 [1]	0.53	0.53	0.53	0.53
Net realized and unrealized gain (loss) on investments	0.16 [1]	0.42	0.02	(0.47)	0.24

TOTAL FROM INVESTMENT OPERATIONS	0.66	0.95	0.55	0.06	0.77

Less Distributions:
Distributions from net investment income	(0.50)	(0.53)	(0.53)	(0.53)	(0.53)

Net Asset Value, End of Period	$11.22	$11.06	$10.64	$10.62	$11.09

Total Return[2]	6.15%	9.12%	5.39%	0.47%	7.27%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	4.53%[1]	4.86%	5.07%	4.81%	4.85%

Expense waiver/reimbursement[3]	0.39%	0.42%	0.52%	0.50%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$134,718	$107,043	$89,177	$74,510	$77,731

Portfolio turnover	19%	13%	40%	17%	15%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2002

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--96.2%
	Michigan--96.2%
$500,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50%, 5/1/2014	AAA/Aaa		$563,255
1,000,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50%, 5/1/2017	AAA/Aaa		1,101,960
1,070,000	Anchor Bay, MI, School District, UT GO Q-SBLF Bonds (Series 1999I), 5.75% (FGIC INS)/(Original Issue Yield: 5.80%), 5/1/2014	AAA/Aaa		1,232,993
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2014	AAA/Aaa		1,196,297
1,215,000	Bridgeport Spaulding, MI, Community School District, UT GO Bonds, 5.50%, 5/1/2015	AAA/Aaa		1,352,161
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	AAA/Aaa		1,168,369
1,800,000	Byron Center, MI, Public Schools, UT GO Bonds, 5.50%, 5/1/2014	AAA/Aaa		2,017,926
2,050,000	Caledonia, MI, Community Schools, UT GO Q-SBLF Bonds, 5.40% (Original Issue Yield: 5.48%), 5/1/2018	AAA/Aaa		2,191,860
1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.63%), 5/1/2018	AAA/Aaa		1,912,190
1,070,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25%, 5/1/2014	AAA/Aaa		1,177,374
1,245,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25%, 5/1/2016	AAA/Aaa		1,346,019
1,775,000	Chippewa Valley, MI Schools, School Building & Site Refunding Bonds, 5.50%, 5/1/2015	AAA/Aaa		1,982,888
1,000,000	Cornell Township, MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		972,490
1,000,000	Dearborn, MI, School District, UT GO Bonds, 5.00%, 5/1/2014	AAA/Aaa		1,084,080
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75%, (FSA INS)/ (Original Issue Yield: 4.93%), 4/1/2010	AAA/Aaa		1,500,914
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/ (Original Issue Yield: 5.16%), 4/1/2019	AAA/Aaa		1,034,170
1,000,000	Detroit, MI, UT GO Bonds (Series 2001A-1), 5.375%, (MBIA INS), 4/1/2017	AAA/Aaa		1,082,850
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA/Aaa		$1,083,270
1,000,000	Dickinson County, MI, EDC, Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	BBB/Baa2		1,014,720
1,395,000	Dowagiac Union School District, MI, (Series 2002), School Building & Site GO UT Bonds, 5.50%, 5/1/2016	AAA/Aaa		1,548,938
1,925,000	East Grand Rapids, MI, Public School District, Refunding UT GO Q-SBLF Bonds (Series 2001), 5.50%, 5/1/2019	AAA/Aaa		2,075,400
1,000,000	Ecorse, MI, Public School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.59%), 5/1/2017	AAA/Aaa		1,074,130
2,160,000	Ferndale, MI, School District, Refunding UT GO Bonds, 5.25%, 5/1/2016	AAA/Aaa		2,335,262
2,000,000	Forest Hills, MI, Public School, UT GO Bonds, 5.25% (Original Issue Yield: 5.50%), 5/1/2019	NR/Aa2		2,104,860
515,000	Garden City, MI, School District, UT GO Q-SBLF Refunding Bonds, 6.10% (FSA INS), 5/1/2007	AAA/Aaa		555,948
250,000	Garden City, MI, School District, UT GO Refunding Bonds, 5.90% (FSA INS), 5/1/2005	AAA/Aaa		268,452
565,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.00% (FSA INS), 5/1/2006	AAA/Aaa		608,997
1,000,000	Harper Creek, MI, Community School District, UT GO Q-SBLF Bonds, 5.125% (Original Issue Yield: 5.21%), 5/1/2021	AAA/Aaa		1,028,260
1,000,000	Hartland, MI, Consolidated School District, Refunding UT GO Bonds, 5.375%, 5/1/2016	AAA/Aaa		1,087,990
1,650,000	Hartland, MI, Consolidated School District, UT GO Bonds, 5.75%, 5/1/2010	AAA/Aaa		1,898,342
1,660,000	Hemlock, MI, Public School District, UT GO Bonds, 5.50%, 5/1/2018	AAA/Aaa		1,808,869
1,375,000	Howell, MI, Public Schools, Refunding UT GO Bonds (Series 2001), 5.25%, 5/1/2014	AAA/Aaa		1,506,656
2,000,000	Howell, MI, Public Schools, UT GO Bonds, 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 5/1/2022	AAA/Aaa		2,319,580
2,000,000	Jackson County, MI, Public Schools, UT GO Q-SBLF Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2019	AAA/Aaa		2,160,740
1,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2015	AA/Aa3		1,073,600
1,925,000	Lake Fenton, MI, Community Schools, UT GO Q-SBLF Bonds, 5.50%, 5/1/2017	AAA/Aaa		2,121,273
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,500,000	Lakeshore, MI, Public Schools, UT GO Bonds, 5.70% (MBIA INS)/(Original Issue Yield: 5.92%), 5/1/2022	AAA/Aaa		$1,658,370
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50%, (AMBAC INS) 11/15/2021	AAA/Aaa		1,813,016
1,000,000	Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000), 5.40% (FGIC INS)/(Original Issue Yield: 5.50%), 5/1/2016	AAA/Aaa		1,082,360
1,000,000	Madison, MI, District Public Schools, Refunding UT GO Bonds, 5.50%, (FGIC INS)/5/1/2015	AAA/Aaa		1,085,470
1,000,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 1996D), 5.30% (Marquette General Hospital, MI)/(FSA INS) 4/1/2005	AAA/Aaa		1,077,630
2,000,000	Mattawan, MI, Consolidated School District, UT GO Bonds, 5.65% (FSA INS)/(Original Issue Yield: 5.67%), 5/1/2018	AAA/Aaa		2,183,540
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds (Series XVII-A), 5.65% (AMBAC INS), 6/1/2010	AAA/Aaa		1,436,332
1,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,684,395
1,455,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,628,712
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund), 10/1/2013	AAA/Aaa		2,542,502
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		1,168,830
3,000,000	Michigan Public Power Agency, Revenue Refunding Bonds (Series A), Belle River Project, 5.70% (Original Issue Yield: 5.80%), 1/1/2003	AA-/A1		3,043,500
3,000,000	Michigan State, UT GO Refunding Bonds, 5.00%, 12/1/2007	AAA/Aaa		3,334,140
1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	AA+/Aa1		1,081,490
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2001), 5.125%, 10/15/2016	AA+/Aa1		1,068,370
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.00% (FSA INS), 5/15/2008	AAA/Aaa		1,102,010
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	A/A1		1,081,330
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (AMBAC INS)/(St. John Hospital)/(Original Issue Yield: 5.05%), 5/15/2013	AAA/A1		1,059,490
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		$1,037,010
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	A+/A2		1,359,644
1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	AA-/Aa3		1,252,574
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/(Original Issue Yield: 5.26%), 8/15/2011	NR/Aa2		1,437,956
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA INS) 11/15/2011	AAA/Aaa		2,226,680
575,000	Michigan State Housing Development Authority, LO Multifamily Housing Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/ (GNMA COL), 7/20/2019	NR/Aaa		611,041
1,000,000	Michigan State Housing Development Authority (Series A), Rental Housing Revenue Bonds, 5.55%, (MBIA INS) 4/1/2004	AAA/Aaa		1,044,730
500,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 5.90%, 12/1/2005	AA+/NR		514,790
280,000	Michigan State Housing Development Authority, Revenue Bonds (Series B), 6.30%, 12/1/2003	AA+/NR		284,628
1,000,000	Michigan State Housing Development Authority, Revenue Bonds (Series E), 5.55%, 12/1/2007	AA+/NR		1,084,440
1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30%, (MBIA INS), 12/1/2016	AAA/Aaa		1,040,780
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50%, (FSA INS), 11/1/2018	AAA/Aaa		1,089,680
500,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 1998), 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	A/NR		504,670
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds, 4.85% TOBs (Detroit Edison Co.) (AMBAC INS), Mandatory Tender 9/1/2011	AAA/Aaa		1,063,730
250,000	Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	BBB+/Baa1		275,250
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,250,000	Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (FGIC INS)/(Original Issue Yield: 5.86%), 5/1/2020	AAA/Aaa		$1,365,988
4,250,000	Monroe County, MI, PCA, PCR Bonds (Series A), 6.35% (Detroit Edison Co.)/(AMBAC INS), 12/1/2004	AAA/Aaa		4,662,803
1,005,000	Montague, MI, Public School District, Refunding UT GO Bonds, 5.50%, 5/1/2015	AAA/Aaa		1,117,671
1,200,000	Newaygo, MI, Public Schools, UT GO Q-SBLF Bonds, 5.50%, 5/1/2014	AAA/Aaa		1,324,896
1,765,000	Oakland County, MI, EDC, LT Obligation Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(First of America Bank LOC), 6/1/2014	NR/Aa3		1,861,934
1,130,000	Oakland University, MI, Revenue Bonds, 5.75% (MB1A INS)/ (Original Issue Yield: 5.835%), 5/15/2015	AAA/Aaa		1,237,022
1,000,000	Paw Paw, MI, Public School District, School Building & Site UT GO Q-SBLF Bonds, 5.50% (Original Issue Yield: 5.60%), 5/1/2020	AAA/Aaa		1,064,520
1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00%, (FGIC INS)/(Original Issue Discount: 5.40%), 5/1/2011	AAA/Aaa		1,365,671
1,500,000	Saginaw, MI, Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/ (MBIA INS),7/1/2013	AAA/Aaa		1,647,855
2,000,000	Saline, MI, Area Schools, UT GO Q-SBLF Bonds (Series 2000A), 5.75%, 5/1/2018	AAA/Aaa		2,200,660
1,000,000	Sault Ste Marie, MI, Area Public Schools, UT GO Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2019	AAA/Aaa		1,054,280
675,000	South Lyon, MI, Community School District, UT GO Q-SBLF Bonds (Series A), 5.75% (Original Issue Yield: 5.85%), 5/1/2019	AAA/Aa1		739,476
1,000,000	Taylor, MI, Increment Finance Authority, Tax Increment Tax Allocation Bonds, 5.50%, (FSA INS), 5/1/2013	AAA/Aaa		1,119,410
1,500,000	University of Michigan, Hospital Revenue Refunding Bonds (Series A), 5.70% (Original Issue Yield: 5.80%), 12/1/2004	AA/Aa2		1,544,025
1,000,000	Utica, MI, Community Schools, UT GO Q-SBLF School Building & Site Refunding Bonds GTD, 5.50%, 5/1/2016	AAA/Aaa		1,110,350
1,000,000	Waverly, MI, Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75%, (FGIC INS)/ (Original Issue Discount: 5.42%), 5/1/2015	AAA/Aaa		1,116,290
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA INS)/(Original Issue Yield: 5.40%), 6/1/2009	AAA/Aaa		1,090,740
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,775,000	West Bloomfield, MI, School District, Refunding UT GO Bonds, 5.50% (MBIA INS), 5/1/2015	AAA/Aaa		$1,966,274
1,000,000	West Branch Rose City, MI, Area School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.60%), 5/1/2017	AAA/Aaa		1,075,180
600,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00%, 5/1/2006	AAA/Aaa		633,774
800,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00%, 5/1/2007	AAA/Aaa		844,664
1,025,000	Whitehall, MI, District Schools, UT GO Bonds, 5.50%, 5/1/2016	AAA/Aaa		1,133,281
1,710,000	Woodhaven-Brownstown, MI, School District, UT GO Bonds, 5.375%, 5/1/2016	AAA/Aaa		1,874,639
885,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.10%, 10/1/2002	AAA/Aaa		888,620
1,000,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.25% (Original Issue Yield: 6.628%), 10/1/2017	AAA/Aaa		1,024,260

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $121,775,822)			129,616,456

	SHORT-TERM MUNICIPALS--2.4%
	Michigan--1.5%
1,000,000	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	NR/VMIG1		1,000,000
1,000,000	Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	A-1+/VMIG1		1,000,000

	TOTAL			2,000,000

	Puerto Rico--0.9%
1,200,000	Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+/VMIG1		1,200,000

	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			3,200,000

	TOTAL INVESTMENTS (IDENTIFIED COST $124,975,822)[2]			$132,816,456

Securities that are subject to AMT represent 8.6% of the fund's portfolio calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for generally accepted accounting principles ("GAAP") is $124,975,822. The cost of investments for federal tax purposes is $124,972,553. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $7,843,903 which is comprised of $7,871,413 appreciation and $27,510 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($134,718,416) at August 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002

Assets:
Total investments in securities, at value (identified cost $124,975,822)		$132,816,456
Cash		44,022
Income receivable		1,982,519
Receivable for shares sold		315,437

TOTAL ASSETS		135,158,434

Liabilities:
Payable for shares redeemed	$125,741
Income distribution payable	301,318
Accrued expenses	12,959

TOTAL LIABILITIES		440,018

Net assets for 12,008,682 shares outstanding		$134,718,416

Net Assets Consist of:
Paid in capital		$128,084,108
Net unrealized appreciation of investments		7,840,634
Accumulated net realized loss on investments		(1,206,229)
Distributions in excess of net investment income		(97)

TOTAL NET ASSETS		$134,718,416

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($134,718,416÷12,008,682 shares outstanding)		$11.22

Offering price per share (100/97.00 of $11.22)[1]		$11.57

Redemption proceeds per share		$11.22

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2002

Investment Income:
Interest			$5,962,436

Expenses:
Investment adviser fee		$473,806
Administrative personnel and services fee		125,000
Custodian fees		5,959
Transfer and dividend disbursing agent fees and expenses		41,462
Directors'/Trustees' fees		2,479
Auditing fees		14,198
Legal fees		4,162
Portfolio accounting fees		56,367
Shareholder services fee		296,129
Share registration costs		23,270
Printing and postage		14,636
Insurance premiums		1,144
Miscellaneous		1,651

TOTAL EXPENSES		1,060,263

Waivers:
Waiver of investment adviser fee	$(245,444)
Waiver of shareholder services fee	(213,213)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,545)

TOTAL WAIVERS		(462,202)

Net expenses			598,061

Net investment income			5,364,375

Realized and Unrealized Gain on Investments:
Net realized gain on investments			229,376
Net change in unrealized appreciation of investments			1,933,706

Net realized and unrealized gain on investments			2,163,082

Change in net assets resulting from operations			$7,527,457

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,364,375	$4,717,695
Net realized gain on investments	229,376	139,270
Net change in unrealized appreciation of investments	1,933,706	3,761,248

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,527,457	8,618,213

Distributions to Shareholders:
Distributions from net investment income	(5,361,663)	(4,717,695)

Share Transactions:
Proceeds from sale of shares	85,623,932	31,342,460
Net asset value of shares issued to shareholders in payment of distributions declared	1,655,704	1,008,627
Cost of shares redeemed	(61,770,190)	(18,385,303)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,509,446	13,965,784

Change in net assets	27,675,240	17,866,302

Net Assets:
Beginning of period	107,043,176	89,176,874

End of period (including distributions in excess of net investment income of $(97) for the year ended August 31, 2002)	$134,718,416	$107,043,176

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required for financial reporting purposes. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)
Increase (decrease)	$18,306	$18,306	$2,809	$15,037	$(17,846)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for GAAP amortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(21,115)	$21,115

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$5,361,663

Long-term capital gains	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$ 301,221

Undistributed long-term gains	--

Unrealized appreciation	$7,843,903

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of premium and discount.

Federal Taxes

It is the Fund's policy to comply with the provisions of Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $1,209,499, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$402,717

2008	$804,301

2009	$ 2,481

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended August 31	2002	2001
Shares sold	7,806,745	2,893,302
Shares issued to shareholders in payment of distributions declared	150,961	93,167
Shares redeemed	(5,624,802)	(1,694,931)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,332,904	1,291,538

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $55,300,000 and $54,445,860, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Purchases	$44,197,690

Sales	$22,175,659

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2002, 43.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.7% of total investments.

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2002, the Fund did not designate any long-term capital gain dividends. At August 31, 2002, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Michigan Intermediate Municipal Trust (the "Fund") as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in net assets and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August, 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August, 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August, 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November,1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August, 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February, 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: JULY, 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August, 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January, 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February, 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August, 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July, 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESETMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 313923302

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G01389-01 (10/02)

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Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

STATEMENT OF ADDITIONAL INFORMATION

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October 31, 2002

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Michigan Intermediate Municipal Trust (Fund), dated October 31, 2002. Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

1041202B (10/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 6

Subaccounting Services 7

Redemption in Kind 7

Massachusetts Partnership Law 7

Account and Share Information 7

Tax Information 7

Who Manages and Provides Services to the Fund? 8

How Does the Fund Measure Performance? 13

Who is Federated Investors, Inc.? 15

Investment Ratings 16

Addresses 18

How is the Fund Organized?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust on October 1, 1999. The Fund changed its name from Michigan Intermediate Municipal Trust to Federated Michigan Intermediate Municipal Trust on March 31, 1996.

The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants sales, and related tax collections, failed to increase as anticipated.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

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OPTIONS

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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SWAPS

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

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INTEREST RATE SWAPS

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

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CAPS AND FLOORS

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Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

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TOTAL RETURN SWAPS

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Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

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SPECIAL TRANSACTIONS

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Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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TAX RISKS

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In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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LIQUIDITY RISKS

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds that amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

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The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities.

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Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities. The investment objective and above policy may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 Act ("1940 Act").

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Illiquid Securities

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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

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The Fund may invest its securities subject to restrictions on resale under the Securities Act of 1933.

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities. In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

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DETERMINING MARKET VALUE OF SECURITIES

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Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

Shares that are not subject to a CDSC; and

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  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).
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The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Shares that its customer has not redeemed over the first year.

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Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

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Amount	Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million	0.75%
Next $5 - $20 million	0.50%
Over $20 million	0.25%

For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Carey & Co., Columbus, OH, owned approximately 3,191,994 Shares (25.75%); NFSC FEBO Michael Edmund Tweddle TTEE, Bloomfield, MI, owned approximately 946,624 Shares (7.63%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 888,365 Shares (7.16%); LaSalle Bank, NA, Chicago, IL owned approximately 846,423 Shares (6.82%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

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STATE TAXES

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Michigan Taxes

Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code and represent: (i) income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a net income tax.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Funds are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises six portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of October 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$231.26	$117,117.17

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* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

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INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$254.39	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$254.39	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February, 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$254.39	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$231.26	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$231.26	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$254.39	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$273.37	$117,117.14

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$231.26	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$231.26	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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** Officers do not receive any compensation from the Fund.

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Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Michigan, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

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COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

Four

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BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

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The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated. The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Fund's administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

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The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

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Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$473,806	$388,053	$315,205

Advisory Fee Reduction	245,444	234,314	265,078

Administrative Fee	125,000	125,000	125,000

Shareholder Services Fee	82,916	--	--

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2002.

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Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	10 Years
Total Return
Before Taxes	N/A	2.98%	4.99%	5.54%
After Taxes on Distributions	N/A	2.98%	4.99%	5.54%
After Taxes on Distributions and Sale of Shares	N/A	3.55%	4.95%	5.44%
Yield	3.19%	N/A	N/A	N/A
Tax-Equivalent Yield	5.57%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2002 State of Michigan
Federal Tax Bracket:	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Combined Federal & State Tax Bracket:	14.10%	19.10%	31.10%	34.10%	39.10%	42.70%
Joint-Return:	$0-$12,000	$12,001-$46,700	$46,701-$112,850	$112,851-$171,950	$171,951-$307,050	Over-$307,050

Single-Return:	$0-$6,000	$6,001-$27,950	$27,951-$67,700	$67,701-$141,250	$141,251-$307,050	Over-$307,050

Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.58%	0.62%	0.73%	0.76%	0.82%	0.87%
1.00%	1.16%	1.24%	1.45%	1.52%	1.64%	1.75%
1.50%	1.75%	1.85%	2.18%	2.28%	2.46%	2.62%
2.00%	2.33%	2.47%	2.90%	3.03%	3.28%	3.49%
2.50%	2.91%	3.09%	3.63%	3.79%	4.11%	4.36%
3.00%	3.49%	3.71%	4.35%	4.55%	4.93%	5.24%
3.50%	4.07%	4.33%	5.08%	5.31%	5.75%	6.11%
4.00%	4.66%	4.94%	5.81%	6.07%	6.57%	6.98%
4.50%	5.24%	5.56%	6.53%	6.83%	7.39%	7.85%
5.00%	5.82%	6.18%	7.26%	7.59%	8.21%	8.73%
5.50%	6.40%	6.80%	7.98%	8.35%	9.03%	9.60%
6.00%	6.98%	7.42%	8.71%	9.10%	9.85%	10.47%
6.50%	7.57%	8.03%	9.43%	9.86%	10.67%	11.34%
7.00%	8.15%	8.65%	10.16%	10.62%	11.49%	12.22%
7.50%	8.73%	9.27%	10.89%	11.38%	12.32%	13.09%
8.00%	9.31%	9.89%	11.61%	12.14%	13.14%	13.96%
8.50%	9.90%	10.51%	12.34%	12.90%	13.96%	14.83%
9.00%	10.48%	11.12%	13.06%	13.66%	14.78%	15.71%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Seven Year General Obligation Municipal Bond Index

Lehman Brothers Seven Year General Obligation Municipal Bond Index, is an index of general obligation bonds rated A or better with six to eight years to maturity.

Lipper, Inc.

Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the general municipal bond funds category in advertising and sales literature.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

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STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

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AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

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AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

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AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

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A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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STANDARD & POOR'S COMMERCIAL PAPER RATINGS

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A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

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FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2002

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CLASS A SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina by investing primarily in a portfolio of long-term, investment grade North Carolina tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 14

How is the Fund Sold? 17

How to Purchase Shares 17

How to Redeem and Exchange Shares 19

Account and Share Information 23

Who Manages the Fund? 25

Financial Information 26

Independent Auditors' Report 41

Board of Trustees and Trust Officers 42

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of tax exempt securities that are exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment grade securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Sector Risks. Since the Fund invests primarily in issuers from North Carolina, the Fund may be subject to additional risks compared to funds that invest in multiple states.

North Carolina's economy is heavily dependent upon certain industries, such as agriculture, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 9.80%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 6.84% (quarter ended March 31, 1995). Its lowest quarterly return was (5.19)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return before taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index, and Lipper North Carolina Municipal Debt Funds Average (LNCMDF), an average of funds with similar objectives. Index and average returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2001)

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Fund	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	(0.11)%	4.06%	5.01%
Return After Taxes on Distributions[2]	(0.11)%	4.02%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.72%	4.15%	4.94%
LBMB	5.13%	5.98%	6.58%
LNCMDF	3.91%	4.86%	5.36%

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1 The Fund's start of performance date was July 22, 1992.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.40%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2002.

Total Waivers of Fund Expenses	0.61%
Total Actual Annual Fund Operating Expenses (after waivers)	0.79%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.04% for the fiscal year ended August 31, 2002.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Calendar Period	Fund
1 Year	$ 586

3 Years	$ 873

5 Years	$1,181

10 Years	$2,054

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that, normally, its distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest income from the Fund's investments may be subject to AMT.

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The Fund invests primarily in a portfolio of investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

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  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser attempts to provide superior levels of after-tax total return. After-tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

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Because the Fund refers to North Carolina municipal investments in its name it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the other personal income taxes imposed by the state of North Carolina. This policy may not be changed without shareholder approval.

HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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Temporary Defensive Investments

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

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The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

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Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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Inverse Floaters

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An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

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Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by North Carolina issuers or credit enhanced by banks, insurance companies or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

North Carolina's economy is heavily dependent upon certain industries, such as agriculture, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state. Since the Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close our certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%

1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[3]	0.00%	0.00%

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3 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Reducing or Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

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If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)
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The sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as broker/dealers, banks, fiduciaries and investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-North Carolina taxpayers because it invests in North Carolina municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
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  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging,the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated North Carolina Municipal Income Fund's dividends will be exempt from the North Carolina taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 41.

	Year Ended August 31,			Three Months Ended	Year Ended May 31,
	2002	2001	2000	8/31/1999 [1,2]	1999	1998
Net Asset Value, Beginning of Period	$10.99	$10.45	$10.44	$10.72	$10.89	$10.57
Income From Investment Operations:
Net investment income	0.50 [3]	0.50	0.49	0.11	0.47	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.08 [3]	0.54	0.02	(0.28)	(0.07)	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.58	1.04	0.51	(0.17)	0.40	0.77

Less Distributions:
Distributions from net investment income	(0.50)	(0.50)	(0.49)	(0.11)	(0.47)	(0.45)
Distributions from net realized gain on investments and futures contracts	--	--	(0.01)	--	(0.10)	--

TOTAL DISTRIBUTIONS	(0.50)	(0.50)	(0.50)	(0.11)	(0.57)	(0.45)

Net Asset Value, End of Period	$11.07	$10.99	$10.45	$10.44	$10.72	$10.89

Total Return[4]	5.48%	10.23%	5.14%	(1.56)%	3.65%	7.77%

Ratios to Average Net Assets:

Expenses	0.79%	0.79%	0.79%	0.64%[5]	0.52%	0.51%

Net investment income	4.62%[3]	4.71%	4.77%	4.27%[5]	4.28%	4.50%

Expense waiver/reimbursement[6]	0.61%	0.68%	0.79%	1.22%[5]	0.75%	0.75%

Supplemental Data:

Net assets, end of period (000 omitted)	$55,261	$47,235	$41,449	$41,182	$40,177	$36,013

Portfolio turnover	21%	28%	66%	40%	18%	41%

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

2 Beginning with the three months ended August 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

4 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.7%
		North Carolina--92.4%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	NR/Aaa		$1,271,967
990,000		Asheville, NC, Housing Authority, Multifamily Housing Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2033	AAA/NR		1,026,719
500,000		Broad River, NC, Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2026	NR/Aaa		520,695
1,330,000		Cabarrus County, NC, COPs (Series 2002), 5.25%, 2/1/2018	AA-/Aa3		1,425,348
500,000		Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007	AA-/Aa2		540,840
500,000		Catawba County, NC, Hospital Refunding Revenue Bonds, 5.95% (Catawba Memorial Hospital)/(United States Treasury GTD)/(Original Issue Yield: 6.00%), 10/1/2005	AAA/Aaa		512,005
2,000,000		Charlotte, NC, Airport Revenue Bonds (Series B), 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA/Aaa		2,161,900
1,000,000		Charlotte, NC, Water & Sewer System, Revenue Bonds, 5.125% (Original Issue Yield: 5.28%), 6/1/2026	AAA/Aa1		1,023,200
1,000,000		Charlotte, NC, COPs, 5.50% (Charlotte Convention Facilities Project)/(Original Issue Yield: 5.70%), 12/1/2020	AA+/Aa2		1,076,100
1,500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Bonds (Series 2001A), 5.00% (Carolinas Healthcare System)/(Original Issue Yield: 5.30%), 1/15/2031	AA/Aa3		1,502,700
1,000,000		Columbus County, NC, Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	BBB/Baa2		1,001,360
1,000,000		Cumberland County, NC, GO UT Bonds, 5.70% (Original Issue Yield: 5.78%), 3/1/2017	AA-/Aa3		1,118,640
1,000,000		Durham County, NC, Multifamily Housing Revenue Bonds, 5.65% TOBs (Alston Village Apartments)/(FNMA GTD) 3/1/2034	AAA/NR		1,034,360
500,000		Durham, NC, Public Improvement GO UT Bonds, 5.00%, 6/1/2022	AAA/Aaa		512,575
710,000		Durham, NC, Water & Sewer Utility System, Revenue Bonds (Series 2001), 5.00% (Original Issue Yield: 5.16%), 6/1/2021	AA/Aa3		726,181
1,000,000		Fayetteville, NC, Public Works Commission, Revenue Bonds (Series 1999), 5.70% (FSA INS)/(Original Issue Yield: 5.79%), 3/1/2019	AAA/Aaa		1,092,940
1,000,000		Forsyth County, NC, COPs, 5.375%, 10/1/2022	AA+/Aa1		1,050,280
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$900,000		Gastonia, NC, Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.85%), 5/1/2019	AAA/Aaa		$979,641
500,000		Greensboro, NC, Enterprise System, Water and Sewer System Revenue Bonds (Series A), 5.125% (Original Issue Yield: 5.24%), 6/1/2020	AA-/Aa3		520,285
750,000		Harnett County, NC, COPs, 5.50%, (FSA INS), 12/1/2015	AAA/Aaa		828,480
1,000,000		Haywood County, NC, Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp. Project)/(Original Issue Yield: 6.42%), 11/1/2024	NR/Baa2		1,039,830
1,000,000		High Point, NC, Public Improvement GO UT Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA/Aa3		1,099,340
250,000		Iredell County, NC, COPs, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA/Aaa		255,945
1,500,000		Martin County, NC, IFA (Series 1995), Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	BBB/Baa2		1,508,775
500,000		Mooresville, NC, Grade School District Facilities Corp., COPs, 6.30% (AMBAC INS)/(Original Issue Yield: 6.348%), 10/1/2009	AAA/Aaa		511,930
1,000,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2001A), 5.125% (Duke University)/(Original Issue Yield: 5.40%), 10/1/2041	AA+/Aa1		1,008,780
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB/Baa3		551,055
995,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA/Aa2		1,025,357
975,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA/Aa2		1,028,762
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031	NR		515,515
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027	NR		508,115
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes Project)/(Original Issue Yield: 7.00%), 10/1/2021	NR		527,115
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A/NR		1,089,240
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.375% (Union Regional Medical Center)/(Original Issue Yield: 5.55%), 1/1/2032	A/A2		$250,545
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital Project)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA/NR		654,219
1,000,000		North Carolina Medical Care Commission, Health System Revenue Bonds, 5.25% (Mission-St. Joseph's Health System)/ (Original Issue Yield: 5.48%), 10/1/2026	AA/Aa3		1,019,970
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/ (AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	AAA/Aaa		1,053,260
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	A/NR		999,910
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	A/NR		1,085,550
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke Project)/(Original Issue Yield: 6.35%), 9/1/2021	NR		253,898
200,000		North Carolina Medical Care Commission, Revenue Bonds, 5.95% (Presbyterian Health Services Corp.)/(Original Issue Yield: 6.00%), 10/1/2007	NR/A1		204,792
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+/Baa1		1,076,670
1,610,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds, 10.50% (Catawba Electric)/(United States Treasury COL), 1/1/2010	AAA/Aaa		2,076,352
1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County), (Radian Asset Assurance INS), 10/1/2021	AA/NR		1,000,340
1,200,000		Piedmont Triad, NC, Airport Authority, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	AAA/Aaa		1,314,216
1,000,000		Pitt County, NC, COPs (Series 2000B), 5.50% (School Facilities Project)/(FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025	AAA/Aaa		1,050,680
1,500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(United States Treasury COL)/(Original Issue Yield: 5.85%), 12/1/2021	NR/Aaa		1,546,695
2,000,000		Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	AAA/Aaa		2,165,960
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,000,000		Salisbury, NC, Enterprise System, Water and Sewer Revenue Bonds (Series 2002), 5.00% (FSA INS)/(Original Issue Yield: 5.19%), 2/1/2027	NR/Aaa		$1,005,930
1,000,000		Wake County, NC, Industrial Facilities & PCFA, Revenue Bonds, 5.375% (Carolina Power & Light Co.), 2/1/2017	BBB+/A3		1,052,240
2,050,000		Wilmington, NC, COPs (Series A), 5.35% (MBIA INS)/(Original Issue Yield: 5.45%), 6/1/2024	AAA/Aaa		2,123,062
500,000		Wilmington, NC, Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	NR/Aaa		547,710

		TOTAL			51,077,974

		Puerto Rico--6.3%
1,500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.927%, (FSA INS), 7/1/2015	AAA/NR		1,966,140
400,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa2		414,852
1,000,000		Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (Original Issue Yield: 5.80%), 8/1/2030	BBB+/Baa3		1,088,150

		TOTAL			3,469,142

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $51,306,489)			54,547,116

		SHORT-TERM MUNICIPAL--1.7%
		North Carolina--1.7%
930,000		Brunswick County, NC, Industrial Facilities and PCFA (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC) (at amortized cost $930,000)	NR/VMIG1		930,000

		TOTAL INVESTMENTS (IDENTIFIED COST $52,236,489)[3]			$55,477,116

Securities that are subject to AMT represent 20.1% of the fund's portfolio calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2002, this security amounted to $1,966,140 which represents 3.6% of net assets. This security has been deemed liquid by criteria approved by the fund's Board of Trustees.

3 The cost of investments for generally accepted accounting principles (GAAP) is $52,236,489. Cost for federal tax purposes is $52,230,941. The difference between GAAP and cost on a tax basis is related to amortization/accretion on tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $3,246,175 which is comprised of $3,246,175 appreciation and $0 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($55,261,205) at August 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002

Assets:
Total investments in securities, at value (identified cost $52,236,489)		$55,477,116
Cash		86,120
Income receivable		804,804
Receivable for investments sold		5,000
Receivable for shares sold		485,873

TOTAL ASSETS		56,858,913

Liabilities:
Payable for investments purchased	$1,414,690
Payable for shares redeemed	12,652
Income distribution payable	147,231
Accrued expenses	23,135

TOTAL LIABILITIES		1,597,708

Net assets for 4,989,852 shares outstanding		$55,261,205

Net Assets Consist of:
Paid in capital		$52,427,116
Net unrealized appreciation of investments		3,240,626
Accumulated net realized loss on investments		(406,496)
Distributions in excess of net investment income		(41)

TOTAL NET ASSETS		$55,261,205

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($55,261,205 ÷ 4,989,852 shares outstanding)		$11.07

Offering price per share (100/95.50 of $11.07)[1]		$11.59

Redemption proceeds per share		$11.07

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2002

Investment Income:
Interest			$2,673,293

Expenses:
Investment adviser fee		$197,688
Administrative personnel and services fee		125,000
Custodian fees		2,798
Transfer and dividend disbursing agent fees and expenses		22,037
Directors'/Trustees' fees		1,998
Auditing fees		12,610
Legal fees		3,601
Portfolio accounting fees		52,226
Distribution services fee		123,555
Shareholder services fee		123,555
Share registration costs		16,500
Printing and postage		14,402
Insurance premiums		1,093
Miscellaneous		1,097

TOTAL EXPENSES		698,160

Waivers:
Waiver of investment adviser fee	$(179,646)
Waiver of distribution services fee	(123,555)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,103)

TOTAL WAIVERS		(305,304)

Net expenses			392,856

Net investment income			2,280,437

Realized and Unrealized Gain on Investments:
Net realized gain on investments			183,633
Net change in unrealized appreciation of investments			302,561

Net realized and unrealized gain on investments			486,194

Change in net assets resulting from operations			$2,766,631

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,280,437	$2,103,089
Net realized gain on investments	183,633	416,324
Net change in unrealized appreciation of investments	302,561	1,905,854

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,766,631	4,425,267

Distributions to Shareholders:
Distributions from net investment income	(2,278,334)	(2,101,658)

Share Transactions:
Proceeds from sale of shares	11,256,179	6,780,707
Net asset value of shares issued to shareholders in payment of distributions declared	522,783	342,317
Cost of shares redeemed	(4,241,486)	(3,660,398)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,537,476	3,462,626

Change in net assets	8,025,773	5,786,235

Net Assets:
Beginning of period	47,235,432	41,449,197

End of period (including distributions in excess of net investment income of $(41) for the year ended August 31, 2002)	$55,261,205	$47,235,432

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to September 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Undistributed Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss
Increase (Decrease)	$4,291	$4,291	$2,144	$(1,257)	$(887)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to amortization and expired capital loss carryforward adjustments. The following reclassification has been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Loss	Distributions in Excess of Net Investment Income
$6,435	$(6,435)

As of August 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$2,278,334

Long-term capital gains	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$ 147,190

Undistributed long-term gains	--

Unrealized appreciation	$3,246,175

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of premium and discount.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $400,258, which will reduce the Fund's net taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

Additionally, net capital losses of $11,786 attributable to security transactions incurred after October 31, 2001, are treated as arising on September 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended August 31	2002	2001
Shares sold	1,036,377	641,404
Shares issued to shareholders in payment of distributions declared	48,170	32,036
Shares redeemed	(392,939)	(341,668)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	691,608	331,772

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $18,125,000 and $17,960,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Purchases	$17,382,508

Sales	$10,048,149

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2002, 38.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.3% of total investments.

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2002, the Fund did not designate any long-term capital gain dividends. At August 31, 2002, 100% of distributions from net investment income are exempt from federal income tax, other than AMT.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated North Carolina Municipal Income Fund (the "Fund") as of August 31,2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated North Carolina Municipal Income Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 313923500

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G02671-01 (10/02)

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Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

STATEMENT OF ADDITIONAL INFORMATION

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October 31, 2002

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CLASS A SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated North Carolina Municipal Income Fund (Fund), dated October 31, 2002. Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

G02671-02 (10/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 7

Subaccounting Services 7

Redemption in Kind 8

Massachusetts Partnership Law 8

Account and Share Information 8

Tax Information 8

Who Manages and Provides Services to the Fund? 9

How Does the Fund Measure Performance? 14

Who is Federated Investors, Inc.? 17

Investment Ratings 18

Addresses 20

How is the Fund Organized?

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The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust on October 1, 1999. The CCB North Carolina Municipal Securities Fund (the "Former Fund") was established on July 22, 1992, and was reorganized as a portfolio of the Trust on July 23, 1999.

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The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

CREDIT ENHANCEMENT

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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Derivative Contracts

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

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FUTURES CONTRACTS

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

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OPTIONS

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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SWAPS

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

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INTEREST RATE SWAPS

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

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CAPS AND FLOORS

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Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

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TOTAL RETURN SWAPS

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Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Tax Risks

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In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Liquidity Risks

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Leverage Risks

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

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The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

The investment objective and above policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 ("1940 Act").

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Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transaction involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase any securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Investing in Illiquid Securities

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The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options and certain restricted securities and municipal leases determined by the Board not to be liquid.

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Restricted Securities

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The Fund may invest its securities subject to restrictions on resale under the Securities Act of 1933.

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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In applying the Fund's concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (1) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities. In addition bank instruments will be limited to instruments of domestic banks. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

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What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

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You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

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Letter of Intent

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You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on certain redemptions as listed below. If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply. Based on these conditions, no CDSC will be imposed on redemptions of Shares:

  purchased with reinvested dividends or capital gains;
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  purchased within 120 days of redeeming Shares of an equal or greater amount;
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  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount	Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million	0.75%
Next $5 - $20 million	0.50%
Over $20 million	0.25%

For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Central Carolina Bank & Trust, Durham, NC, owned approximately 3,015,053 Shares (59.29%) and Edward Jones & Co, Maryland Heights, MO, owned approximately 1,071,840 Shares (21.08%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

STATE TAXES

Under existing North Carolina laws, shareholders of the Fund will not be subject to North Carolina income taxes on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to: (a) interest on obligations issued by or on behalf of the State of North Carolina, or its political subdivisions; or (b) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the state's income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises six portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of October 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$192.45	$117,117.17

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* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

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INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$211.71	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$211.71	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$211.71	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$192.45	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$192.45	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$211.71	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$227.40	$117,117.14

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$192.45	$117,117.17

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$192.45	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson has been the Fund's Portfolio Manager since 1997. She is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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** Officers do not receive any compensation from the Fund.

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Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

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COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

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Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

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For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$197,688	$178,427	$163,755

Advisory Fee Reduction	179,646	178,427	163,775

Administrative Fee	125,000	125,000	125,000

12b-1 Fee	--	--	--

Shareholder Services Fee	123,555	--	--

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How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2002.

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Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	10 Years
Total Return
Before Taxes	NA	0.71%	4.66%	5.44%
After Taxes on Distributions	NA	071%	4.61%	5.42%
After Taxes on Distributions and Sale of Shares	NA	2.15%	4.61%	5.30%
Yield	3.85%	NA	NA	NA
Tax-Equivalent Yield	7.24%	NA	NA	NA

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2002 State of North Carolina
Tax Bracket: Federal	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Combined Federal and State	16.000%	22.00%	34.75%	38.25%	43.25%	46.85%
Single Return:	$0-$6,000	$6,001-$27,950	$27,951-$67,700	$67,701-$141,250	$141,251-$307,050	Over $307,050

Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.60%	0.64%	0.77%	0.81%	0.88%	0.94%
1.00%	1.19%	1.28%	1.53%	1.62%	1.76%	1.88%
1.50%	1.79%	1.92%	2.30%	2.43%	2.64%	2.82%
2.00%	2.38%	2.56%	3.07%	3.24%	3.52%	3.76%
2.50%	2.98%	3.21%	3.83%	4.05%	4.41%	4.70%
3.00%	3.57%	3.85%	4.60%	4.86%	5.29%	5.64%
3.50%	4.17%	4.49%	5.36%	5.67%	6.17%	6.59%
4.00%	4.76%	5.13%	6.13%	6.48%	7.05%	7.53%
4.50%	5.36%	5.77%	6.90%	7.29%	7.93%	8.47%
5.00%	5.95%	6.41%	7.66%	8.10%	8.81%	9.41%
5.50%	6.55%	7.05%	8.43%	8.91%	9.69%	10.35%
6.00%	7.14%	7.69%	9.20%	9.72%	10.57%	11.29%
6.50%	7.74%	8.33%	9.96%	10.53%	11.45%	12.23%
7.00%	8.33%	8.97%	10.73%	11.34%	12.33%	13.17%
7.50%	8.93%	9.62%	11.49%	12.15%	13.22%	14.11%
8.00%	9.52%	10.26%	12.26%	12.96%	14.10%	15.05%
8.50%	10.12%	10.90%	13.03%	13.77%	14.98%	15.99%
9.00%	10.71%	11.54%	13.79%	14.57%	15.86%	16.93%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2002 State of North Carolina
Tax Bracket: Federal	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Combined Federal and State	16.000%	22.00%	34.75%	38.25%	43.25%	46.85%
Joint Return:	$0-$12,000	$12,001-$46,700	$46,701-$112,850	$67,701-$141,250	$171,951-$307,050	Over-$307,050

Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.60%	0.64%	0.77%	0.80%	0.88%	0.94%
1.00%	1.19%	1.28%	1.53%	1.61%	1.76%	1.88%
1.50%	1.79%	1.92%	2.30%	2.41%	2.64%	2.82%
2.00%	2.38%	2.56%	3.07%	3.21%	3.52%	3.76%
2.50%	2.98%	3.21%	3.83%	4.02%	4.41%	4.70%
3.00%	3.57%	3.85%	4.60%	4.82%	5.29%	5.64%
3.50%	4.17%	4.49%	5.36%	5.62%	6.17%	6.59%
4.00%	4.76%	5.13%	6.13%	6.43%	7.05%	7.53%
4.50%	5.36%	5.77%	6.90%	7.23%	7.93%	8.47%
5.00%	5.95%	6.41%	7.66%	8.03%	8.81%	9.41%
5.50%	6.55%	7.05%	8.43%	8.84%	9.69%	10.35%
6.00%	7.14%	7.69%	9.20%	9.64%	10.57%	11.29%
6.50%	7.74%	8.33%	9.96%	10.44%	11.45%	12.23%
7.00%	8.33%	8.97%	10.73%	11.24%	12.33%	13.17%
7.50%	8.93%	9.62%	11.49%	12.05%	13.22%	14.11%
8.00%	9.52%	10.26%	12.26%	12.85%	14.10%	15.05%
8.50%	10.12%	10.90%	13.03%	13.65%	14.98%	15.99%
9.00%	10.71%	11.54%	13.79%	14.46%	15.86%	16.93%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper North Carolina Municipal Debt Funds Index

Lipper North Carolina Municipal Debt Funds Index is an index of funds that invest at least 65% of assets in municipal debt issued in the top four credit ratings.

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Lipper Inc.

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Lipper Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

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Morningstar, Inc.

Morningstar, Inc., and independent rating service, is the publisher of the bi-weekly Mutual Fund Values, Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

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AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

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AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

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AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

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A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

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FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
CLASS A SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2002

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CLASS A SHARES
CLASS B SHARES

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A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of New York and New York municipalities by investing primarily in a portfolio of long-term, investment grade New York tax exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 14

How is the Fund Sold? 18

How to Purchase Shares 18

How to Redeem and Exchange Shares 21

Account and Share Information 24

Who Manages the Fund? 25

Financial Information 26

Independent Auditors' Report 41

Board of Trustees and Trust Officers 42

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of New York and New York municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests its assets so that normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be primarily long-term, investment grade securities.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

Interest Rate Risks

Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax exempt securities with longer durations.

Credit Risks

Issuers of tax exempt securities may default on the payment of interest or principal when due.

Call Risks

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Sector Risks

Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to funds that invest in multiple states. New York's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, New York City is a major component of the regional economy and is more exposed to downturns in the financial, real estate and insurance industries.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

Other risk factors associated with an investment in the Fund include tax risks, leverage risks, liquidity risks and risks associated with noninvestment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. A performance bar chart and total return information for the Class B Shares is not provided because Class B Shares have not been in operation for a full calendar year. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 7.37%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 8.13% (quarter ended March 31, 1995). Its lowest quarterly return was (7.14)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Revenue Bond Index (LBRB) and the Lehman Brothers Municipal Bond Index (LBMB), both broad-based market indexes. The LBRB is a total return performance benchmark for the long-term, investment grade, revenue bond market. The LBMB is a broad-based market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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Class A Shares:	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	(0.96)%	4.02%	5.30%
Return After Taxes on Distributions[2]	(0.96)%	4.02%	5.30%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.29%	4.22%	5.32%
LBRB	5.41%	6.03%	6.61%
LBMB	5.13%	5.98%	6.45%

1 The Fund's Class A Shares start of performance date was December 2, 1992.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED NEW YORK MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee[3]	0.25%	0.75%
Shareholder Services Fee	0.25%	0.25%
Other Expenses[4]	1.11%	0.81%
Total Annual Fund Operating Expenses	2.01%	2.21%[5]

1 Although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts for Class A Shares and expect to waive and reimburse certain amounts for Class B Shares. These are shown below along with the net expenses the Fund actually paid for Class A Shares for the fiscal year ended August 31, 2002 and expects to pay for Class B Shares for the fiscal year ending August 31, 2003.

Total Waivers and Reimbursements of Fund Expenses	1.10%	0.55%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.91%	1.66%

2 The adviser voluntarily waived the management fee for Class A Shares for the fiscal year ended August 31, 2002 and expects to voluntarily waive the management fee for Class B Shares for the fiscal year ending August 31, 2003. The adviser can terminate this voluntary waiver at any time. The management fee actually paid by Class A Shares was 0.00% (after the voluntary waiver) for the fiscal year ended August 31, 2002. The management fee expected to be paid by Class B Shares is 0.00% (after the anticipated voluntary waiver) for the fiscal year ending August 31, 2003.

3 The distributor voluntarily waived the distribution (12b-1) fee for Class A Shares for the fiscal year ended August 31, 2002. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee actually paid by the Fund for Class A Shares was 0.00% for the fiscal year ended August 31, 2002.

4 The adviser voluntarily reimbursed other operating expenses of Class A Shares for the fiscal year ended August 31, 2002 and expects to voluntarily reimburse other operating expenses of Class B Shares for the fiscal year ending August 31, 2003. The adviser can terminate this voluntary reimbursement at any time. The other operating expenses actually paid by Class A Shares was 0.66% (after the voluntary reimbursement) for the fiscal year ended August 31, 2002. The other operating expenses expected to be paid by Class B Shares is 0.66% (after the anticipated voluntary reimbursement) for the fiscal year ending August 31, 2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and B Shares operating expenses are before waivers and reimbursements as shown for Class A Shares and estimated for Class B Shares in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$645	$ 1,052	$1,484	$2,682

Expenses assuming no redemption	$645	$ 1,052	$1,484	$2,682

Class B:
Expenses assuming redemption	$774	$1,091	$1,385	$2,494

Expenses assuming no redemption	$224	$ 691	$1,185	$2,494

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. Interest income from the Fund's investments may be subject to AMT.

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The Fund invests primarily in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after-tax total return.

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser attempts to provide superior levels of after-tax total return. After-tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

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Because the Fund refers to New York municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. This policy may not be changed without shareholder approval.

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HEDGING TRANSACTIONS

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the principal types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on bonds.

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Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

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In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by New York issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. New York's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, New York City is a major component of the regional economy and is more exposed to downturns in the financial, real estate and insurance industries.

TAX RISKS

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In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes. Income from the Fund may be subject to AMT.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%

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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC

1 year	5.50%
2 years	4.75%
3 years	4.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities. The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE


You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)


You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated New York Municipal Income Fund's dividends will be exempt from the New York taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 41.

Year Ended August 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.80	$10.29	$10.36	$11.00	$10.62
Income From Investment Operations:
Net investment income	0.49 [1]	0.52	0.53	0.53	0.54
Net realized and unrealized gain (loss) on investments	(0.20)[1]	0.51	(0.07)	(0.64)	0.38

TOTAL FROM INVESTMENT OPERATIONS	0.29	1.03	0.46	(0.11)	0.92

Less Distributions:
Distributions from net investment income	(0.50)	(0.52)	(0.53)	(0.53)	(0.54)

Net Asset Value, End of Period	$10.59	$10.80	$10.29	$10.36	$11.00

Total Return[2]	2.79%	10.29%	4.64%	(1.11)%	8.83%

Ratios to Average Net Assets:

Expenses	0.91%	0.91%	0.84%	0.70%	0.71%

Net investment income	4.72%[1]	4.97%	5.23%	4.89%	4.96%

Expense waiver/reimbursement[3]	1.10%	1.39%	1.42%	1.51%	1.60%

Supplemental Data:

Net assets, end of period (000 omitted)	$23,466	$23,011	$21,392	$24,347	$24,351

Portfolio turnover	35%	40%	31%	24%	30%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.3%
		New York--93.3%
$500,000		Albany, NY, IDA, Civic Facility Revenue Bonds (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	AA/NR		$535,475
500,000		Amherst, NY, IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/ (Original Issue Yield: 5.82%), 8/1/2025	AAA/Aaa		547,385
500,000		Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB/Baa2		503,835
750,000		Long Island Power Authority, Electric System Revenue Bonds (Series A), 5.50% (FSA INS), 12/1/2012	AAA/Aaa		859,103
500,000		Monroe County, NY, IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.25%), 6/1/2026	AA/NR		509,220
500,000		Monroe County, NY, IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA INS), 10/1/2021	NR/Aaa		524,940
250,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore Health System Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/NR		251,595
305,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2012	A/Baa1		344,976
330,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2013	A/Baa1		373,253
500,000		New York City, Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	AA/Aa2		502,615
500,000		New York City, Municipal Water Finance Authority, Refunding Revenue Bonds (Series 2001E), 5.125% (Original Issue Yield: 5.43%), 6/15/2031	AA/Aa2		505,720
250,000		New York City, NY, IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	AAA/Aaa		270,238
500,000		New York City, NY, IDA, Civic Facilities Revenue Bonds, (Series 1995), 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	NR/Baa2		531,860
400,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 6.375% (Staten Island University Hospital), 7/1/2031	NR/Baa3		404,968
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$200,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	NR/Baa3		$201,774
385,000		New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	NR/NR		402,233
400,000		New York City, NY, IDA, IDRB (Series 1997), 5.75% (Brooklyn Navy Yard Cogeneration Partners LP Project)/(Original Issue Yield: 5.81%), 10/1/2036	BBB-/Baa3		397,020
500,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I, LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		468,265
1,000,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	BBB-/Ba2		617,780
250,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 6.90% (American Airlines, Inc.), 8/1/2024	BB-/B1		173,830
500,000		New York City, NY, GO UT PRF Bonds (Series B), 7.25% (Original Issue Yield: 7.55%), 8/15/2004 @101	A/#Aaa		560,525
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(FGIC INS), 5/15/2021	AAA/Aaa		517,045
500,000		New York State Dormitory Authority, FHA-Insured Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(MBIA INS), 8/1/2041	AAA/Aaa		540,805
1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	AA/NR		1,115,600
900,000		New York State Dormitory Authority, Revenue Bonds (Series A), 6.50% (University of Rochester, NY)/(Original Issue Yield: 6.582%), 7/1/2019	A+/A1		998,424
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	AA/NR		253,220
500,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Siena College)/(MBIA INS)/(Original Issue Yield: 5.24%), 7/1/2031	AAA/Aaa		501,700
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2030	AAA/Aaa		515,265
500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	Ba3/B+		430,480
300,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2002A), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2004 @100	BBB/NR		300,375
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB/Baa2		$505,125
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA/Aaa		979,866
115,000		New York State HFA (Series A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	AA-/NR		129,514
1,000,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA INS), 2/15/2035	AA/Aa2		1,068,120
1,000,000		New York State Medical Care Facilities Finance Agency, Revenue Bonds (Series B), 6.60% (FHA INS)/(Original Issue Yield: 6.625%), 8/15/2034	AA/Aa2		1,105,170
500,000		Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility), Mandatory Tender 11/15/2015 @100	BBB/Baa1		512,885
400,000	[2]	Niagara Falls, NY, CSD, COP (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-/Baa2		401,100
500,000		Port Authority of New York and New Jersey, Revenue Bonds (Series 96), 6.60% (FGIC INS)/(Original Issue Yield: 6.65%), 10/1/2023	AAA/Aaa		545,090
500,000		Suffolk County, NY, IDA, IDRB (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	NR/NR		470,530
500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 2001A), 5.00% (Original Issue Yield: 5.09%), 1/1/2032	AA-/Aa3		498,820
500,000		Westchester County, NY, IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	AA/NR		511,940
500,000		Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	BB/NR		506,094

		TOTAL			21,893,778

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--5.0%
$500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.927%, (FSA INS), 7/1/2015	AAA/NR		$655,380
500,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1		513,890

		TOTAL			1,169,270

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $22,467,026)			23,063,048

		SHORT-TERM MUNICIPALS--0.8%
		Puerto Rico--0.8%
200,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	A-1+/VMIG1		200,000

		TOTAL INVESTMENTS (IDENTIFIED COST $22,667,026)[3]			$23,263,048

Securities subject to alternative minimum tax represent 21.3% of the Fund's portfolio based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At August 31, 2002, these securities amounted to $1,056,480 which represents 4.5% of net assets.

3 The cost of investments for generally accepted accounting principles (GAAP) is $22,667,026. The cost of investments for federal tax purposes amounts to $22,665,018. The difference between GAAP cost and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $598,030 which is comprised of $1,165,595 appreciation and $567,565 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($23,466,191) at August 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
MBIA	--Municipal Bond Investors Assurance
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002

Assets:
Total investments in securities, at value (identified cost $22,667,026)		$23,263,048
Cash		46,006
Income receivable		279,466
Prepaid expenses		20,538
Receivable for shares sold		8,356

TOTAL ASSETS		23,617,414

Liabilities:
Payable for shares redeemed	$77,925
Income distribution payable	58,737
Accrued expenses	14,561

TOTAL LIABILITIES		151,223

Net assets for 2,216,915 shares outstanding		$23,466,191

Net Assets Consist of:
Paid in capital		$23,744,269
Net unrealized appreciation of investments		596,022
Accumulated net realized loss on investments		(874,067)
Distributions in excess of net investment income		(33)

TOTAL NET ASSETS		$23,466,191

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($23,466,191 ÷ 2,216,915 shares outstanding)		$10.59

Offering price per share (100/95.50 of $10.59)[1]		$11.09

Redemption proceeds per share		$10.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2002

Investment Income:
Interest			$1,308,166

Expenses:
Investment adviser fee		$92,871
Administrative personnel and services fee		125,000
Custodian fees		1,403
Transfer and dividend disbursing agent fees and expenses		28,271
Directors'/Trustees' fees		1,890
Auditing fees		12,113
Legal fees		4,118
Portfolio accounting fees		49,060
Distribution services fee		58,044
Shareholder services fee		58,044
Share registration costs		22,656
Printing and postage		11,945
Insurance premiums		1,115
Miscellaneous		616

TOTAL EXPENSES		467,146

Waivers and Reimbursement:
Waiver of investment adviser fee	$(92,871)
Waiver of distribution services fee	(58,044)
Waiver of transfer and dividend disbursing agent fees and expenses	(479)
Reimbursement of other operating expenses	(103,334)

TOTAL WAIVERS AND REIMBURSEMENT		(254,728)

Net expenses			212,418

Net investment income			1,095,748

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			120,491
Net change in unrealized appreciation of investments			(576,417)

Net realized and unrealized gain (loss) on investments			(455,926)

Change in net assets resulting from operations			$639,822

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,095,748	$1,073,247
Net realized gain on investments	120,491	295,027
Net change in unrealized appreciation of investments	(576,417)	768,765

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	639,822	2,137,039

Distributions to Shareholders:
Distributions from net investment income	(1,095,385)	(1,073,247)

Share Transactions:
Proceeds from sale of shares	6,645,274	3,946,546
Net asset value of shares issued to shareholders in payment of distributions declared	373,506	356,766
Cost of shares redeemed	(6,108,276)	(3,747,544)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	910,504	555,768

Change in net assets	454,941	1,619,560

Net Assets:
Beginning of period	23,011,250	21,391,690

End of period (including distributions in excess of net investment income of $(33) for the year ended August 31, 2002)	$23,466,191	$23,011,250

See Notes which are an integral part of Financial Statements

Notes to Financial Statements

August 31, 2002

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of New York and New York municipalities. Effective September 1, 2002, the Fund added Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discount/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. Prior to September 1, 2001, the Fund did not accrete discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)
Increase (decrease)	$1,612	$1,612	$396	$(396)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of GAAP amortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(2,008)	$2,008

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$1,095,385

Long-term capital gains	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$58,704

Undistributed long-term gains	$--

Unrealized appreciation	$598,030

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than the differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of premium and discount.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Interval Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $850,089, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$561,294

2008	$288,795

Additionally, net capital losses of $25,985 attributable to security transactions incurred after October 31, 2001, are treated as arising on September 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended August 31	2002	2001
Shares sold	634,392	375,215
Shares issued to shareholders in payment of distributions declared	35,641	33,967
Shares redeemed	(583,124)	(357,256)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	86,909	51,926

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $69,364,053 and $14,000,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Purchases	$8,983,400

Sales	$7,752,915

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2002, 50.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.6% of total investments.

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2002, the Fund did not designate any long-term capital gain dividends. At August 31, 2002, 100% of the distributions from net investment income is exempt from federal income tax, other than AMT.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED NEW YORK MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated New York Municipal Income Fund (the "Fund") as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New York Municipal Income Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.


A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 313923401
Cusip 313923880


2092919A-FS (10/02)


Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

STATEMENT OF ADDITIONAL INFORMATION


October 31, 2002


CLASS A SHARES
CLASS B SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for New York Municipal Income Fund (Fund), dated October 31, 2002.


Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.


Federated
World-Class Investment Manager
Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

2092919B (10/02)


CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 6

Subaccounting Services 7

Redemption in Kind 8

Massachusetts Partnership Law 8

Account and Share Information 8

Tax Information 8

Who Manages and Provides Services to the Fund? 9

How Does the Fund Measure Performance? 14

Who is Federated Investors, Inc.? 16

Investment Ratings 18

Addresses 20

How is the Fund Organized?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established two classes of shares of the Fund, known as Class A Shares and Class B Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants sales, and related tax collections, failed to increase as anticipated.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

CAPS AND FLOORS

Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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Liquidity Risks

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Leverage Risks

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds that amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

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The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. The fundamental investment objective and policy may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may purchase securities subject to restrictions on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

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What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent-Class A Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class B Shares Only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS A SHARES AND CLASS B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

  an amount up to 5.50% of the NAV of Class B Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount	Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million	0.75%
Next $5 - $20 million	0.50%
Over $20 million	0.25%

For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares.

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL owned approximately 527,624 Shares (23.84%); North Fork Bank, Mattituck, NY owned approximately 176,652 Shares (7.98%).

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Bear Stearns Securities Corp., Brooklyn NY owned approximately 29,427 Shares (14.01%); Salvatore Gionta, Nikolina Gionta, Rochester, NY owned approximately 18,656 Shares (8.88%); Donaldson Lufkin Jenrette Securities Corporation, Inc., Jersey City, NJ owned approximately 18,612 Shares (8.86%); BNY Clearing Services, LLC, Milwaukee, WI owned approximately 11,607 Shares (5.53%); FBO Gregory A. Solanto, Rye, NY owned approximately 11,365 Shares (5.41%); Francesco Mangiarano, Port Washington, NY owned approximately 11,330 Shares (5.40%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

STATE TAXES

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Under existing New York laws, distributions made by the Fund will not be subject to New York state or New York City personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code, and represent interest income attributable to obligations of the state of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York state and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York state and New York City personal income taxes.

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The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York state and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

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Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the extent that they are exempt from the New York City personal income tax.

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Dividends paid by the Fund are not excluded from net income in determining New York state or New York City franchise taxes on corporations or financial institutions.

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Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises six portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

As of October2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and Class B Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$177.43	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$195.15	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$195.17	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$195.17	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$177.43	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$177.43	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$195.17	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$209.61	$117,117.14

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$177.43	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$177.43	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

Four

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BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	$10,001 - $50,000	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

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The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated. The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Fund's administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$ 92,871	$ 86,302	$ 89,644

Advisory Fee Reduction	92,871	86,302	89,644

Administrative Fee	125,000	125,000	125,000

12b-1 Fee:		--	--

Class A Shares	--

Shareholder Services Fee:		--	--

Class A Shares	58,044

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 2002.

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Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	Start of Performance on 12/2/1992
Class A Shares:
Return Before Taxes	N/A	(1.85)%	4.05%	5.51%
Returns After Taxes on Distributions	N/A	(1.85)%	4.05%	5.51%
Returns After Taxes on Distributions and Sale of Fund Shares	N/A	 0.59%	4.20%	5.48%
Yield	3.53%	N/A	N/A	N/A
Tax-Equivalent Yield	6.47%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2002 State of New York
Federal Tax Bracket:	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Combined Federal & State Tax Bracket:	14.000%	21.850%	33.850%	36.850%	41.850%	45.450%
Joint Return:	$0-12,000	$12,001-46,700	$46,701-112,850	$112,851-171,950	$171,951-307,050	Over $307,050

Single Return:	$0-6,000	$6,001-27,950	$27,951-67,700	$67,701-141,250	$141,251-307,050	Over $307,050

Tax-Exempt Yield:	Taxable Yield Equivalent
0.50%	0.58%	0.64%	0.76%	0.79%	0.86%	0.92%
1.00%	1.16%	1.28%	1.51%	1.58%	1.72%	1.83%
1.50%	1.74%	1.92%	2.27%	2.38%	2.58%	2.75%
2.00%	2.33%	2.56%	3.02%	3.17%	3.44%	3.67%
2.50%	2.91%	3.20%	3.78%	3.96%	4.30%	4.58%
3.00%	3.49%	3.84%	4.54%	4.75%	5.16%	5.50%
3.50%	4.07%	4.48%	5.29%	5.54%	6.02%	6.42%
4.00%	4.65%	5.12%	6.05%	6.33%	6.88%	7.33%
4.50%	5.23%	5.76%	6.80%	7.13%	7.74%	8.25%
5.00%	5.81%	6.40%	7.56%	7.92%	8.60%	9.17%
5.50%	6.40%	7.04%	8.31%	8.71%	9.46%	10.08%
6.00%	6.98%	7.68%	9.07%	9.50%	10.32%	11.00%
6.50%	7.56%	8.32%	9.83%	10.29%	11.18%	11.92%
7.00%	8.14%	8.96%	10.58%	11.08%	12.04%	12.83%
7.50%	8.72%	9.60%	11.34%	11.88%	12.90%	13.75%
8.00%	9.30%	10.24%	12.09%	12.67%	13.76%	14.67%
8.50%	9.88%	10.88%	12.85%	13.46%	14.62%	15.58%
9.00%	10.47%	11.52%	13.61%	14.25%	15.48%	16.50%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Revenue Bond Index

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

Lehman Brothers Municipal Bond Index

Broad market performance benchmarks for the tax exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

Lipper Inc.

Lipper Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "New York Municipal Bond Funds" category in advertising and sales literature.

Morningstar, Inc.

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Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

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Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

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AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED NEW YORK MUNICIPAL INCOME FUND

Class A Shares
Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2002

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CLASS F SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in a portfolio of long-term, investment grade Ohio tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 15

How is the Fund Sold? 18

How to Purchase Shares 18

How to Redeem and Exchange Shares 21

Account and Share Information 24

Who Manages the Fund? 25

Financial Information 26

Independent Auditors' Report 42

Board of Trustees and Trust Officers 43

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of tax exempt securities so that normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment grade securities.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

Interest Rate Risks

Prices of tax exempt securities generally fall when interest rates rise. Interest rate risk changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks

Issuers of tax exempt securities may default on the payment of interest or principal when due.

Call Risks

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Sector Risks

Since the Fund invests primarily in issuers from Ohio, the Fund may be subject to additional risks compared to funds that invest in multiple states.

Ohio's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, the automobile and tire industries are still major employers within Ohio and expose the state to the economic dislocations which occur within cyclical industries.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class F Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 8.47%.

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Within the period shown in the bar chart, the Fund's Class F Shares highest quarterly return was 7.23% (quarter ended March 31, 1995). Its lowest quarterly return was (5.94)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for the Fund's Class F Shares. In addition, Return After Taxes is shown for the Fund's Class F Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Revenue Bond Index (LBRB) and Lehman Brothers Municipal Bond Index (LBMB), both broad-based market indexes. The LBRB is the total return performance benchmark of the long-term, investment grade, revenue bond market. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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Fund	1 Year	5 Years	10 Years
Return Before Taxes	2.32%	4.58%	5.74%
Return After Taxes on Distributions[1]	2.32%	4.53%	5.71%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.30%	4.65%	5.67%
LBRB	5.41%	6.03%	6.83%
LBMB	5.13%	5.98%	6.63%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED OHIO MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class F Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.40%
Shareholder Services Fee	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.39%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2002.

Total Waivers of Fund Expenses	0.49%
Total Actual Annual Fund Operating Expenses (after waivers)	0.90%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.16% for the fiscal year ended August 31, 2002.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended August 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$340	$636	$853	$1,752

Expenses assuming no redemption	$240	$536	$853	$1,752

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to AMT.

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The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

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  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions, make no ordinary income distributions, and minimize or eliminate capital gains distributions.

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Because the Fund refers to Ohio municipal investments in its name it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. This policy may not be changed without shareholder approval.

HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

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Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Ohio issuers or credit enhanced by banks, insurance companies or companies similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

Ohio's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, the automobile and tire industries are still major employers within Ohio and expose the state to the economic dislocations which occur within cyclical industries.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close our certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class F	$1,500/$100	1.00%	1.00%

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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class F Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated Funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)
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The sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  when the Fund's Distributor does not advance payment to the investment professional for your purchase;
  by exchanging shares from the same share class of another Federated Fund;
  for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase Shares without a sales charge; or
  through investment professionals that receive no portion of the sales charge.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class F Shares
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 - $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

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If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

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You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
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  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund.)
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The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries and investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into Shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class F Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Ohio Municipal Income Fund's dividends will be exempt from the Ohio taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 42.

Year Ended August 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.45	$11.06	$11.11	$11.91	$11.53
Income From Investment Operations:
Net investment income	0.53 [1]	0.55	0.55	0.55	0.56
Net realized and unrealized gain (loss) on investments and futures contracts	0.02 [1]	0.38	(0.06)	(0.67)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.55	0.93	0.49	(0.12)	0.96

Less Distributions:
Distributions from net investment income	(0.53)	(0.54)	(0.54)	(0.57)	(0.56)
Distributions from net realized gain on investments	--	--	--	(0.07)	(0.02)
Distributions in excess of net realized gain on investments	--	--	--	(0.04)	--

TOTAL DISTRIBUTIONS	(0.53)	(0.54)	(0.54)	(0.68)	(0.58)

Net Asset Value, End of Period	$11.47	$11.45	$11.06	$11.11	$11.91

Total Return[2]	4.97%	8.69%	4.68%	(1.14)%	8.56%

Ratios to Average Net Assets:

Expenses	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	4.75%[1]	4.90%	5.06%	4.71%	4.80%

Expense waiver/reimbursement[3]	0.49%	0.51%	0.54%	0.51%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$89,772	$75,896	$73,710	$82,202	$80,274

Portfolio turnover	21%	39%	37%	19%	23%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.74% to 4.75%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.1%
		Ohio--89.2%
$1,000,000		Akron, Bath & Copley, OH Joint Township, Hospital Improvement Revenue Bonds, 5.00% (Children's Hospital Medical Center, Akron)/(FSA INS)/(Original Issue Yield: 5.13%), 11/15/2022	NR/Aaa		$1,015,520
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-/A1		1,100,910
1,000,000		Bay Village, OH, City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	NR/Aa2		1,029,200
2,500,000		Cleveland, OH, Airport System, Revenue Bonds (Series A), 6.00% (FGIC INS) (Original Issue Yield: 6.378%), 1/1/2024	AAA/Aaa		2,653,250
1,000,000		Cleveland, OH, Airport Special Revenue Bonds, 5.375% (Continental Airlines, Inc.)/(Original Issue Yield: 5.50%), 9/15/2027	B+/B3		610,160
2,000,000		Cleveland, OH, Public Power System, Revenue Bonds, First Mortgage (Series A), 7.00% (MBIA INS)/(Original Issue Yield: 7.15%), 11/15/2024	AAA/Aaa		2,272,580
2,600,000		Columbus, OH, Municipal Airport Authority, Improvement Revenue Bonds, 6.25% (Port Columbus International Airport)/(MBIA INS)/(Original Issue Yield: 6.35%), 1/1/2024	AAA/Aaa		2,767,856
500,000		Cuyahoga County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Benjamin Rose Institute Project)/(Original Issue Yield: 5.75%), 12/1/2028	NR/NR		444,820
495,000		Cuyahoga County, OH, Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	NR/BBB+		495,525
500,000		Cuyahoga County, OH, Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	NR/BBB+		499,085
1,000,000		Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	NR/NR		1,002,550
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	AA/Aa2		1,144,610
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/ (Original Issue Yield: 5.66%), 8/15/2022	A/A2		1,016,020
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	NR/NR		$1,341,240
2,000,000		Franklin County, OH, Hospital Facility Authority, Revenue Refunding Bonds (Series A), 5.75% (Riverside United Methodist Hospital)/(Original Issue Yield: 6.10%), 5/15/2020	NR/A1		2,030,060
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	NR/NR		775,710
700,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-/A3		716,345
2,000,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Bethesda Hospital, OH)/(Original Issue Yield: 6.55%), 1/1/2012	A/A3		2,072,700
2,400,000		Hamilton County, OH, Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(MBIA INS)/(Original Issue Yield: 5.78%), 12/1/2025	AAA/Aaa		2,590,872
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	NR/Aaa		2,051,800
2,000,000		Hamilton, OH, City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	AA-/NR		2,093,620
1,000,000		Heath, OH, City School District, School Improvement UT GO Bonds (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.635%), 12/1/2027	NR/Aaa		1,048,960
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	AAA/Aaa		1,110,657
1,500,000		Lake, OH, Local School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 12/1/2021	AAA/Aaa		1,636,050
370,000		Lakewood, OH, Hospital Improvement Authority, Revenue Refunding Bonds (Series One), 6.00% (Lakewood Hospital, OH)/(Original Issue Yield: 6.90%), 2/15/2010	AAA/Aaa		374,292
2,000,000		Licking Heights, OH, Local School District, School Facilites Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024	NR/Aaa		2,101,960
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	BBB/NR		$1,350,345
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	AA-/A1		987,120
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	NR/NR		1,573,185
1,000,000		Marion County, OH, Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+/NR		1,067,320
420,000		Marysville, OH, LT Sewer System GO Bonds, 7.15%, 12/1/2011	NR/A2		425,309
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center)/(Original Issue Yield: 6.62%), 5/15/2026	BBB+/Baa1		1,022,380
1,000,000		Moraine, OH, Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	BBB+/A3		1,132,320
3,085,000		Ohio HFA, Multifamily Housing, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL), 3/1/2025	AAA/Aaa		3,220,647
3,000,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30%, 9/1/2022	NR/Aaa		3,055,890
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3		1,528,320
3,000,000		Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375% (JMG Funding LP)/(AMBAC INS)/ (Original Issue Yield: 6.493%), 1/1/2029	AAA/Aaa		3,288,720
1,000,000		Ohio State Higher Education Facility, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	AA/Aa2		1,068,190
2,000,000		Ohio State Higher Education Facility, Revenue Bonds, 5.00% (Wittenberg University)/(Original Issue Yield: 5.30%), 12/1/2026	NR/A3		1,995,660
2,000,000		Ohio State Higher Education Facility, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	NR/A2		2,161,780
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$2,000,000		Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022	AAA/Aaa		$2,051,620
1,500,000		Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85%, (AMBAC INS) 12/1/2019	AAA/Aaa		1,566,240
1,620,000		Olentangy, OH, Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2002A), 5.25%, 12/1/2021	AA/Aa2		1,703,171
1,255,000		Ottawa & Glandorf, OH, Local School District, School Facilities Construction & Improvement UT GO Bonds, 5.25%, (MBIA INS) 12/1/2020	NR/Aaa		1,328,894
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	A-/NR		967,340
1,000,000		Portage County, OH, Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	AAA/Aaa		1,096,020
1,500,000		Rickenbacker, OH, Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	NR/A2		1,516,530
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	NR/A3		1,067,190
2,000,000		Toledo-Lucas County, OH, Port Authority, Port Facilities Revenue Refunding Bonds, 5.90% (Cargill, Inc.)/(Original Issue Yield: 5.981%), 12/1/2015	NR/Aa3		2,067,760
1,500,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	NR/Baa2		1,616,700
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital), 10/1/2026	AA/NR		2,135,480

1,000,000		Warrensville Heights, OH, School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.83%), 12/1/2024	AAA/Aaa		1,083,950
2,000,000		Waynesville, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA COL Home Mortgage Program GTD), 2/20/2043	NR/Aaa		2,048,820

		TOTAL			80,123,253

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--8.2%
$2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.927%, (FSA INS), 7/1/2015	AAA/NR		$2,621,520
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.193% (AMBAC INS), 7/1/2013	NR/NR		1,321,790
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.193% (AMBAC INS), 7/1/2014	NR/NR		1,320,530
1,000,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa2		1,037,130
1,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1		1,027,780

		TOTAL			7,328,750

		Virgin Islands--0.7%
580,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	AAA/NR		598,896

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $83,382,001)			88,050,899

		SHORT-TERM MUNICIPALS--2.4%
		Puerto Rico--2.4%
2,200,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	A-1+/VMIG1		2,200,000

		TOTAL INVESTMENTS (IDENTIFIED COST $85,582,001)[3]			$90,250,899

Securities that are subject to alternative minimum tax represents 22.6% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At August 31, 2002, these securities amounted to $5,263,840 which represents 5.9% of net assets.

3 The cost of investments for generally accepted accounting principles (GAAP) is $85,582,001. The cost of investments for federal tax purposes amounts to $85,545,612. The difference between GAAP cost and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $4,705,287 which is comprised of $5,187,506 appreciation and $482,219 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($89,772,227) at August 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002

Assets:
Total investments in securities, at value (identified cost $85,582,001)		$90,250,899
Cash		34,345
Income receivable		1,275,824
Receivable for investments sold		855,000
Receivable for shares sold		613,065

TOTAL ASSETS		93,029,133

Liabilities:
Payable for investments purchased	$3,014,308
Payable for shares redeemed	1,995
Income distribution payable	198,941
Accrued expenses	41,662

TOTAL LIABILITIES		3,256,906

Net assets for 7,825,475 shares outstanding		$89,772,227

Net Assets Consist of:
Paid in capital		$86,487,983
Net unrealized appreciation of investments		4,668,898
Accumulated net realized loss on investments		(1,384,474)
Distributions in excess of net investment income		(180)

TOTAL NET ASSETS		$89,772,227

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($89,772,227 ÷ 7,825,475 shares outstanding)		$11.47

Offering price per share (100/99.00 of $11.47)[1]		$11.59

Redemption proceeds per share (99.00/100 of $11.47)[1]		$11.36

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2002

Investment Income:
Interest			$4,639,638

Expenses:
Investment adviser fee		$328,075
Administrative personnel and services fee		125,000
Custodian fees		3,362
Transfer and dividend disbursing agent fees and expenses		43,727
Directors'/Trustees' fees		1,866
Auditing fees		14,977
Legal fees		3,766
Portfolio accounting fees		51,913
Distribution services fee		328,076
Shareholder services fee		205,047
Share registration costs		22,310
Printing and postage		18,026
Insurance premiums		1,138
Miscellaneous		1,892

TOTAL EXPENSES		1,149,175

Waivers:
Waiver of investment adviser fee	$(199,326)
Waiver of distribution services fee	(205,047)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,614)

TOTAL WAIVERS		(406,987)

Net expenses			742,188

Net investment income			3,897,450

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(50,757)
Net change in unrealized appreciation of investments			378,906

Net realized and unrealized gain (loss) on investments			328,149

Change in net assets resulting from operations			$4,225,599

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,897,450	$3,659,429
Net realized loss on investments	(50,757)	(91,856)
Net change in unrealized appreciation of investments	378,906	2,651,476

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,225,599	6,219,049

Distributions to Shareholders:
Distributions from net investment income	(3,852,691)	(3,628,307)

Share Transactions:
Proceeds from sale of shares	19,500,664	10,145,147
Net asset value of shares issued to shareholders in payment of distributions declared	1,649,518	1,883,066
Cost of shares redeemed	(7,646,494)	(12,433,034)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,503,688	(404,821)

Change in net assets	13,876,596	2,185,921

Net Assets:
Beginning of period	75,895,631	73,709,710

End of period (including distributions in excess of net investment income of $(180) and $(37,184), respectively)	$89,772,227	$75,895,631

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The Fund offers one class of Shares: Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/ 2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)
Increase (Decrease)	$28,634	$28,634	$7,755	$(7,755)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for GAAP amortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(36,389)	$36,389

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$3,852,691

Long-term capital gains	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$ 341,632

Undistributed long-term gains	--

Unrealized appreciation	$4,705,287

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than the differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of premium and discount.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $1,363,014, which will reduce the Fund's net taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$695,145

2009	$598,494

2010	$ 69,375

Additionally, net capital losses of $57,849 attributable to security transactions incurred after October 31, 2001, are treated as arising on September 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended August 31	2002	2001
Shares sold	1,725,117	909,917
Shares issued to shareholders in payment of distributions declared	146,302	169,270
Shares redeemed	(677,214)	(1,115,206)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,194,205	(36,019)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $28,060,000 and $25,660,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Purchases	$30,297,753

Sales	$16,756,730

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2002, 38.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.0% of total investments.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2002, the Fund did not designate any long-term capital gain dividends. At August 31, 2002, 100% of the distributions from net investment income is exempt from federal income tax, other than AMT.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED OHIO MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ohio Municipal Income Fund (the "Fund") as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 313923609

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0090702A-F (10/02)

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Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

STATEMENT OF ADDITIONAL INFORMATION

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October 31, 2002

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CLASS F SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Ohio Municipal Income Fund (Fund), dated October 31, 2002. Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

0090702B (10/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 6

Subaccounting Services 7

Redemption in Kind 7

Massachusetts Partnership Law 8

Account and Share Information 8

Tax Information 8

Who Manages and Provides Services to the Fund? 9

How Does the Fund Measure Performance? 15

Who is Federated Investors, Inc.? 18

Investment Ratings 19

Addresses 21

How is the Fund Organized?

The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust on October 1, 1999. The Fund changed its name from Ohio Municipal Income Fund to Federated Ohio Municipal Income Fund on February 26, 1996 (effective date March 31, 1996).

The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants sales, and related tax collections, failed to increase as anticipated.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

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FUTURES CONTRACTS

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTCs are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

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OPTIONS

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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SWAPS

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars.

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Common swap agreements that the Fund may use include:

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INTEREST RATE SWAPS

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

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CAPS AND FLOORS

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Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

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TOTAL RETURN SWAPS

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Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests;, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements ("Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings ("Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Tax Risks

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In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Liquidity Risks

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Leverage Risks

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

The investment objective and above policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 ("1940 Act").

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

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The Fund may invest in securities subject to restrictions or resale under the Securities Act of 1933.

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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In applying the Fund's concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

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You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

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Letter of Intent Class F Shares

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You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class F Shares Only

  representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases Shares, the investment professional may receive:

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  an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class F Shares that its customer has not redeemed over the first year.

Class F Shares

Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of October 10, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 1,631,704 Shares (20.74%), MLPF&S, Jacksonville, FL, owned approximately 1,572,050 Shares (19.98%), Milards & Co, Oaks, PA, owned approximately 852,515 Shares (10.84%), Sky Trust, Findlay, OH, owned approximately 419,383 Shares (5.33%) and Security National Trust Co, Wheeling, WV, owned approximately 399,676 Shares (5.08%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

STATE TAXES

Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent: (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission, or instrumentality of the United States, which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent: (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission, or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political sub-divisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises six portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

As of October 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class F Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$211.25	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$232.40	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$232.40	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA Naples, FL TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$232.40	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$211.25	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$211.25	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$232.40	$128,847.66

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$249.66	$117,117.14

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$211.25	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$211.25	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995.He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

**Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

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Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund `s internal audit function; review compliance with the Funds code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short-and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$328,075	$298,565	$301,989

Advisory Fee Reduction	199,326	191,576	221,804

Administrative Fee	125,000	125,000	125,000

12b-1 Fee	123,029	--	--

Shareholder Services Fee	205,047	--	--

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2002.

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Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	10 Years
Class F Shares:
Total Return	NA
Before Taxes	NA	2.89%	4.87%	5.72%
After Taxes on Distributions	NA	2.89%	4.82%	5.69%
After Taxes on Distributions and Sale of Shares	NA	3.57%	4.86%	5.62%
Yield	3.84%	NA	NA	NA
Tax-Equivalent Yield	7.12%	NA	NA	NA

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2002 - State of Ohio
Federal Tax Bracket:	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Combined Federal and State Tax Bracket:	12.972%	19.457%	32.201%	36.900%	42.500%	46.100%
Single Return	$0-6,000	$6,001-27,950	$27,951-67,700	$67,701-141,250	$141,251-307,050	Over $307,050

Tax-Exempt Yield:	Taxable Yield Equivalent:
0.50%	0.57%	0.62%	0.74%	0.79%	0.87%	0.93%
1.00%	1.15%	1.24%	1.47%	1.58%	1.74%	1.86%
1.50%	1.72%	1.86%	2.21%	2.38%	2.61%	2.78%
2.00%	2.30%	2.48%	2.95%	3.17%	3.48%	3.71%
2.50%	2.87%	3.10%	3.69%	3.96%	4.35%	4.64%
3.00%	3.45%	3.72%	4.42%	4.75%	5.22%	5.57%
3.50%	4.02%	4.35%	5.16%	5.55%	6.09%	6.49%
4.00%	4.60%	4.97%	5.90%	6.34%	6.96%	7.42%
4.50%	5.17%	5.59%	6.64%	7.13%	7.83%	8.35%
5.00%	5.75%	6.21%	7.37%	7.92%	8.70%	9.28%
5.50%	6.32%	6.83%	8.11%	8.72%	9.57%	10.20%
6.00%	6.89%	7.45%	8.85%	9.51%	10.43%	11.13%
6.50%	7.47%	8.07%	9.59%	10.30%	11.30%	12.06%
7.00%	8.04%	8.69%	10.32%	11.09%	12.17%	12.99%
7.50%	8.62%	9.31%	11.06%	11.89%	13.04%	13.91%
8.00%	9.19%	9.93%	11.80%	12.68%	13.91%	14.84%
8.50%	9.77%	10.55%	12.54%	13.47%	14.78%	15.77%
9.00%	10.34%	11.17%	13.27%	14.26%	15.65%	16.70%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent For 2002 - State Of Ohio
Federal Tax Bracket:	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Combined Federal and State Tax Bracket:	14.457%	20.201%	33.900%	36.900%	42.500%	46.100%
Joint Return	$0-12,000	$12,001-46,700	$46,701-112,850	$112,851-171,950	$171,951-307,050	Over $307,050

Tax-Exempt Yield:	Taxable Yield Equivalent:
0.50%	0.58%	0.63%	0.76%	0.79%	0.87%	0.93%
1.00%	1.17%	1.25%	1.51%	1.58%	1.74%	1.86%
1.50%	1.75%	1.88%	2.27%	2.38%	2.61%	2.78%
2.00%	2.34%	2.51%	3.03%	3.17%	3.48%	3.71%
2.50%	2.92%	3.13%	3.78%	3.96%	4.35%	4.64%
3.00%	3.51%	3.76%	4.54%	4.75%	5.22%	5.57%
3.50%	4.09%	4.39%	5.30%	5.55%	6.09%	6.49%
4.00%	4.68%	5.01%	6.05%	6.34%	6.96%	7.42%
4.50%	5.26%	5.64%	6.81%	7.13%	7.83%	8.35%
5.00%	5.85%	6.27%	7.56%	7.92%	8.70%	9.28%
5.50%	6.43%	6.89%	8.32%	8.72%	9.57%	10.20%
6.00%	7.01%	7.52%	9.08%	9.51%	10.43%	11.13%
6.50%	7.60%	8.15%	9.83%	10.30%	11.30%	12.06%
7.00%	8.18%	8.77%	10.59%	11.09%	12.17%	12.99%
7.50%	8.77%	9.40%	11.35%	11.89%	13.04%	13.91%
8.00%	9.35%	10.03%	12.10%	12.68%	13.91%	14.84%
8.50%	9.94%	10.65%	12.86%	13.47%	14.78%	15.77%
9.00%	10.52%	11.28%	13.62%	14.26%	15.65%	16.70%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Revenue Bond Index

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

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Lipper, Inc.

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Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "New York Municipal Bond Funds" category in advertising and sales literature.

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Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

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AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

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AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

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FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED OHIO MUNICIPAL INCOME FUND

Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS

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October 31, 2002

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CLASS A SHARES
CLASS B SHARES

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A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities by investing primarily in a portfolio of long-term, investment grade Pennsylvania tax exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 14

How is the Fund Sold? 18

How to Purchase Shares 18

How to Redeem and Exchange Shares 21

Account and Share Information 24

Who Manages the Fund? 26

Financial Information 27

Independent Auditors' Report 51

Board of Trustees and Trust Officers 52

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities will be primarily long-term, investment grade securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

Interest Rate Risks

Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks

Issuers of tax exempt securities may default on the payment of interest or principal when due.

Call Risks

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Sector Risks

Since the Fund invests primarily in issuers from Pennsylvania, the Fund may be subject to additional risks compared to funds that invest in multiple states.

Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 10.20%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 7.43% (quarter ended March 31, 1995). Its lowest quarterly return was (6.05)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A Shares and Class B Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for the Fund's Class A Shares and Class B Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Revenue Bond Index (LBRB) and Lehman Brothers Municipal Bond Index (LBMB), both broad-based market indexes. The LBRB is the total return performance benchmark of the long-term, investment grade, revenue bond market. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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Share Class	 	1 Year	5 Years	10 Years	Start of Performance[1]
Class A:
Return Before Taxes		 0.29%	3.80%	5.61%	N/A
Return After Taxes on Distributions[2]		 0.29%	3.74%	5.58%	N/A
Return After Taxes on Distributions and Sale of Fund Shares[2]		 2.09%	4.01%	5.58%	N/A
Class B:
Return Before Taxes		(1.28)%	N/A	N/A	3.74%
LBRB		 5.41%	6.03%	6.83%	N/A
LBMB		 5.13%	5.98%	6.63%	N/A

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1 The start of performance date for Class B Shares is March 4, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee[3]	0.40%	0.75%
Shareholder Services Fee[4]	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	1.24%	1.59%[5]

1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2002.

Total Waivers of Fund Expenses	0.49%	0.07%
Total Actual Annual Fund Operating Expenses (after waivers)	0.75%	1.52%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.33% for the fiscal year ended August 31, 2002.

3 The Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2002. The Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending August 31, 2003.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after voluntary waiver) was 0.23% for the fiscal year ended August 31, 2002.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the first day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A and B Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$571	$826	$1,100	$1,882

Expenses assuming no redemption	$571	$826	$1,100	$1,882

Class B:
Expenses assuming redemption	$712	$902	$1,066	$1,796

Expenses assuming no redemption	$162	$502	$ 866	$1,796

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. Interest income from the Fund's investments may be subject to the AMT.

The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after-tax total return.

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

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  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser attempts to provide superior levels of after-tax total return. After- tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

Because the Fund refers to Pennsylvania municipal investments in its name it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. This policy may not be changed without shareholder approval.

HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell derivatives contracts that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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Temporary Defensive Investments

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%


1 The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%


1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."


If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or more	0.00%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company


Boston, MA 02266-8600


Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE


You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)


You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.


For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Pennsylvania Municipal Income Fund's dividends will be exempt from the Pennsylvania taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditor's Report on page 51.

Years Ended August 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.52	$11.09	$11.19	$12.08	$11.71
Income From Investment Operations:
Net investment income	0.56 [1]	0.57	0.55	0.56	0.62
Net realized and unrealized gain (loss) on investments and futures contracts	0.18 [1]	0.42	(0.11)	(0.79)	0.43

TOTAL FROM INVESTMENT OPERATIONS	0.74	0.99	0.44	(0.23)	1.05

Less Distributions:
Distributions from net investment income	(0.56)	(0.56)	(0.54)	(0.56)	(0.64)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.09)	(0.04)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.56)	(0.56)	(0.54)	(0.66)	(0.68)

Net Asset Value, End of Period	$11.70	$11.52	$11.09	$11.19	$12.08

Total Return[2]	6.70%	9.18%	4.17%	(2.05)%	8.72%

Ratios to Average Net Assets:

Expenses	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	4.92%[1]	5.09%	5.10%	4.74%	4.84%

Expense waiver/reimbursement[3]	0.09%	0.10%	0.12%	0.10%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$205,870	$194,407	$193,608	$221,599	$237,705

Portfolio turnover	18%	16%	23%	28%	24%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditor's Report on page 51.

Years Ended August 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.53	$11.09	$11.20	$12.08	$11.71
Income From Investment Operations:
Net investment income	0.47 [1]	0.48	0.47	0.47	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.18 [1]	0.43	(0.12)	(0.78)	0.42

TOTAL FROM INVESTMENT OPERATIONS	0.65	0.91	0.35	(0.31)	0.96

Less Distributions:
Distributions from net investment income	(0.48)	(0.47)	(0.46)	(0.47)	(0.55)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.09)	(0.04)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.48)	(0.47)	(0.46)	(0.57)	(0.59)

Net Asset Value, End of Period	$11.70	$11.53	$11.09	$11.20	$12.08

Total Return[2]	5.79%	8.42%	3.29%	(2.70)%	7.92%

Ratios to Average Net Assets:

Expenses	1.52%	1.52%	1.52%	1.52%	1.53%

Net investment income	4.15%[1]	4.32%	4.34%	3.98%	4.06%

Expense waiver/reimbursement[3]	0.07%	0.08%	0.10%	0.08%	0.08%

Supplemental Data:

Net assets, end of period (000 omitted)	$61,535	$51,468	$43,249	$46,828	$30,629

Portfolio turnover	18%	16%	23%	28%	24%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.1%
		Pennsylvania--93.4%
$4,250,000		Allegheny County, PA, Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	AAA/Aaa		$4,714,823
1,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+/B1		1,632,375
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.34%), 5/1/2023	NR/A3		1,857,780
1,500,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/A3		1,364,250
1,740,000		Allegheny County, PA, HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital), 7/1/2009	AAA/#Aaa		1,958,648
4,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series 1997B), 5.00% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.43%), 7/1/2016	AAA/Aaa		4,143,720
300,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 5.90% (South Hills Health System)/(Original Issue Yield: 6.00%), 5/1/2003	NR/A3		307,530
300,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 6.00% (South Hills Health System)/(Original Issue Yield: 6.10%), 5/1/2004	NR/A3		317,097
2,000,000		Allegheny County, PA, HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	A/A2		2,005,240
1,500,000		Allegheny County, PA, HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	NR/Baa1		1,427,655
4,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series 1997A), 5.60% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.85%), 4/1/2017	AAA/Aaa		4,266,360
1,000,000		Allegheny County, PA, HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR/NR		1,117,630
1,000,000		Allegheny County, PA, Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	BBB/NR		1,019,320
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Allegheny County, PA, Higher Education Building Authority, Revenue Bonds, 5.25% (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032	AA-/NR		$2,041,860
760,000	[2]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR/NR		712,895
1,000,000	[2]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR/NR		912,410
3,185,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (USX Corp.), 12/1/2029	BBB+/Baa1		3,075,755
1,250,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (USX Corp.), 9/1/2030	BBB+/Baa1		1,213,900
1,500,000		Allegheny County, PA, IDA, Health Care Facilites Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR/NR		1,275,090
1,000,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(Original Issue Yield: 6.75%), 9/1/2031	NR/BBB-		994,880
3,000,000		Allegheny County, PA, Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (MBIA INS)/ (Original Issue Yield: 6.05%), 3/1/2019	AAA/Aaa		3,511,140
1,500,000		Allegheny County, PA, Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	NR/NR		1,623,120
910,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375%, 5/1/2022	NR/Aaa		930,757
1,500,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Collateralized Home Mortgage Program COL), 5/1/2020	NR/Aaa		1,594,890
2,060,000		Allentown, PA, Area Hospital Authority, Revenue Bonds (Series B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BB+/Baa3		1,941,447
2,000,000		Bethlehem, PA, Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(Original Issue Yield: 5.55%), 9/1/2020	Aaa/AAA		2,284,520
4,250,000		Bradford County, PA, IDA, Solid Waste Disposal Revenue Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019	BBB/Baa2		4,370,360
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Bucks County, PA, Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	NR/Aa2		$1,073,090
750,000		Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	BBB+/NR		766,095
500,000		Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.16%), 10/1/2034	BBB+/NR		509,905
1,975,000		Carbon County, PA, IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas SA and Union Bank of California LOCs), 5/1/2010	BBB-/NR		2,143,389
1,100,000		Chester County, PA, HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB/NR		951,665
1,500,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds (Series 1997), 5.75% (Clarion County Hospital)/ (Original Issue Yield: 5.95%), 7/1/2017	BBB-/NR		1,361,925
1,575,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA/Aa2		1,806,399
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2000), 5.25% (Original Issue Yield: 5.40%), 10/15/2018	AA/Aa2		2,135,380
1,000,000		Crawford County, PA, Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/BBB-		973,770
1,250,000		Cumberland County, PA, Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(AMBAC INS)/(Original Issue Yield: 5.70%), 11/1/2025	NR/Aaa		1,310,625
2,800,000		Delaware County, PA, Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA/NR		3,011,484
1,900,000		Delaware County, PA, Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-/NR		1,840,283
1,500,000		Delaware River Port Authority, PA, Revenue Bonds (Series 1999), 6.00%, (FSA INS) 1/1/2019	AAA/Aaa		1,700,730
2,000,000		Delaware River Port Authority, PA, Revenue Bonds (Series 1999), 6.00%, (FSA INS) 1/1/2018	AAA/Aaa		2,267,640
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$10,000,000		Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60%, (FSA INS) 7/1/2017	AAA/Aaa		$11,455,900
1,000,000	[2]	Delaware Valley, PA, Regional Finance Authority, Residual Interest Tax-Exempt Securities (PA-1029), 9.589%, 7/1/2017	AA-/NR		1,323,910
4,100,000		Erie County, PA, Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/ (Radian Asset Assurance INS)/(Original Issue Yield: 6.05%), 8/15/2019	AA/NR		4,357,808
1,000,000		Fayette County, PA, Hospital Authority, Healthcare Facility Revenue Bonds (Series 1996A), 6.00% (Mount Macrina Manor)/(National City Bank, Pennsylvania LOC), 9/1/2018	NR/Aa3		1,000,830
2,660,000		Greater Nanticoke, PA, Area School District, UT GO Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.62%), 10/15/2025	AAA/Aaa		2,716,764
4,000,000		Hazleton, PA, Area School District, Capital Appreciation UT GO Bonds (FGIC INS)/(Original Issue Yield: 6.30%), 3/1/2018	AAA/Aaa		1,920,280
395,000		Indiana County, PA, Hospital Authority, Revenue Refunding Bonds (Series B), 6.20% (Indiana Hospital, PA)/ (AMBAC INS)/(Original Issue Yield: 6.30%), 7/1/2006	AAA/A3		404,290
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	B/NR		758,720
1,000,000		Lancaster County, PA, Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	A-/A-		1,014,500
2,000,000		Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	NR/Aaa		2,242,220
250,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Villiage Project)/(Original Issue Yield: 7.70%), 5/1/2022	NR/NR		263,573
1,380,000		Latrobe, PA, IDA, College Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original Issue Yield: 7.00%), 5/1/2024	AAA/Baa1		1,525,038
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR/NR		978,980
1,500,000		Lebanon County, PA, Hospital Authority, Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/(Original Issue Yield: 6.10%), 11/15/2018	BBB+/NR		1,510,620
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(Original Issue Yield: 6.02%), 5/15/2025	NR/Aaa		$1,078,810
2,500,000		Luzerne County, PA, IDA, Revenue Refunding Bonds (Series A), 7.00% (Pennsylvania Gas & Water Co.), 12/1/2017	AAA/Aaa		2,809,525
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/ (Original Issue Yield: 5.78%), 12/15/2021	AAA/Aaa		1,056,470
4,000,000		Lycoming County PA, Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/ (Original Issue Yield: 6.70%), 7/1/2022	NR/NR		4,060,480
1,000,000		Lycoming County PA, Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 5.90%), 11/15/2022	AAA/NR		1,032,540
1,000,000		Monroe County, PA, Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Original Issue Yield: 5.60%), 1/1/2022	AA/NR		1,040,270
2,360,000		Monroe County, PA, Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(AMBAC INS)/ (Original Issue Yield: 5.40%), 7/1/2015	AAA/Aaa		2,445,621
1,250,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR/NR		1,260,675
2,250,000		Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	A-/NR		2,331,158
1,000,000		Mount Lebanon, PA, Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/ (Original Issue Yield: 5.75%), 7/1/2032	A-/NR		995,610
500,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB/NR		503,070
1,300,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB/NR		1,222,858
1,000,000		North Hills, PA, School District, GO Bonds (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	AAA/Aaa		1,146,950
1,200,000		North Penn, PA, School District, Refunding Revenue Bonds, 6.20%, 3/1/2007	NR/#Aaa		1,342,692
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$500,000		Northeastern, PA, Hospital & Education Authority, Health Care Revenue Bonds (Series 1994 A), 6.10% (Wyoming Valley Health Care, PA)/(AMBAC INS)/(Original Issue Yield: 6.25%), 1/1/2003	AAA/Aaa		$507,780
3,000,000		Norwin, PA, School District, UT GO Bonds, 6.00% (FGIC INS)/ (Original Issue Yield: 6.12%), 4/1/2024	AAA/Aaa		3,514,320
220,000		Pennsylvania Convention Center Authority, Refunding Revenue Bonds (Series A), 6.25%, 9/1/2004	BBB/Baa2		229,570
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (FGIC INS)/(Original Issue Yield: 6.843%), 9/1/2016	AAA/Aaa		1,244,390
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR/NR		862,340
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.25% (Amtrak)/(Original Issue Yield: 6.40%), 11/1/2031	BBB-/A3		1,452,210
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		2,552,625
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BBB/NR		1,555,340
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.), 12/1/2030	AA/NR		1,058,570
2,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 5.375% (Procter & Gamble Co.), 3/1/2031	AA-/Aa3		2,031,980
390,000		Pennsylvania HFA, Revenue Bonds, 5.55% (FHA/VA Mortgages GTD), 10/1/2012	AA+/Aa2		408,073
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	AA+/Aa2		1,015,090
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2		2,038,940
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 41-B), 5.90%, 10/1/2005	AA+/Aa2		105,970
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 42), 5.90%, 10/1/2004	AA+/Aa2		106,205
1,410,000		Pennsylvania HFA, SFM Revenue Bonds (Series 62A), 5.50%, 10/1/2022	AA+/Aa2		1,450,411
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 67A), 5.85%, 10/1/2018	AA+/Aa2		3,153,810
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%, (MBIA INS) 12/15/2019	AAA/Aaa		$3,086,788
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%), 3/15/2025	AA/NR		2,066,900
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College), 5/15/2026	NR/NR		2,365,740
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1999A), 4.875% (UPMC Health System)/(FSA INS)/(Original Issue Yield: 5.12%), 8/1/2019	AAA/Aaa		3,032,340
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A+/NR		1,563,735
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (MBIA INS)/(Original Issue Yield: 5.913%), 6/15/2021	AAA/Aaa		2,151,340
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS), 6/1/2024	AA/NR		2,761,566
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.375% (Drexel University)/(Original Issue Yield: 6.415%), 5/1/2017	A/NR		2,064,680
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A+/NR		1,550,370
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.58%), 3/15/2017	AA/NR		1,552,245
1,500,000		Pennsylvania State IDA, Economic Development Revenue Bonds (Series 2002), 5.50%, (AMBAC INS) 7/1/2020	AAA/Aaa		1,629,435
2,120,000		Philadelphia, PA, IDA, Lease Revenue Bonds (Series 2001B), 5.50%, (FSA INS) 10/1/2021	AAA/Aaa		2,262,803
3,000,000		Philadelphia, PA, IDA, Revenue Bonds (Series 2001B), 5.25% (Philadelphia Corporation for Aging Project)/(AMBAC INS)/ (Original Issue Yield: 5.43%), 7/1/2023	AAA/Aaa		3,091,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Philadelphia, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (International Education & Community Initiative Project)/(Original Issue Yield: 6.12%), 6/1/2032	A/NR		$1,035,310
1,655,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008	BBB/Baa2		1,698,510
1,180,000		Philadelphia, PA, Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	NR/Aa2		1,204,261
1,000,000		Philadelphia, PA, School District, UT GO Bonds (Series 2002B), 5.625%, (FGIC INS) 8/1/2022	AAA/Aaa		1,072,210
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017	AAA/Aaa		9,979,085
655,000		Philadelphia, PA, Revenue Bonds, 10.875% (United States Treasury PRF), 7/1/2005	NR/Aaa		781,323
4,000,000		Philadelphia, PA, UT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%), 9/15/2031	AAA/Aaa		4,012,320
2,880,000		Pittsburgh, PA, Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	AAA/Aaa		3,206,707
765,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	AAA/Aa1		816,722
355,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	AAA/Aa1		379,761
1,075,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	AAA/Aa1		1,122,311
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	AAA/Aaa		3,311,429
5,000,000	[2]	Pittsburgh, PA, Residual Interest Tax-Exempt Securities (Series PA 961), 9.208%, 9/1/2015	NR/NR		6,163,600
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	AAA/Aaa		1,739,805
4,950,000		Pottsville, PA, Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB-/NR		4,297,788
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,040,000		Riverside, PA, School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	AAA/Aaa		$2,179,577
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 5.90%), 12/1/2021	A-/NR		1,523,895
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 6.00%), 12/1/2031	A-/NR		1,015,670
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR/NR		1,004,870
2,500,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds (Series 1994-A), 7.60% (Allied Services Rehabilitation Hospitals, PA), 7/15/2020	NR/BB+		2,568,800
1,360,000		Shaler, PA, School District Authority, GO UT Bonds, 6.25%, 4/15/2008	AAA/NR		1,512,918
2,650,000		Sharon, PA, General Hospital Authority, Hospital Revenue Bonds, 6.875% (Sharon Regional Health System), 12/1/2022	AAA/NR		2,740,286
2,000,000		Somerset County, PA, Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%), 3/1/2017	AA/NR		2,072,060
3,000,000		Southcentral, PA, General Authority, Revenue Bonds (Series 2001), 5.625% (Wellspan Health Obligated Group), 5/15/2026	NR/Aa3		3,132,000
2,000,000		Southeastern, PA, Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017	AAA/Aaa		2,127,400
1,000,000	[2]	Susquehanna, PA, Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR/NR		831,130
40,000		Swarthmore PA Boro Authority, College Revenue Bonds, 6.00% (Original Issue Yield: 6.10%), 9/15/2006	AA+/Aa1		40,878
1,000,000		Warren County, PA, Hospital Authority, Revenue Bonds (Series A), 7.00% (Warren General Hospital)/(Original Issue Yield: 7.101%), 4/1/2019	BBB/NR		1,020,480
400,000		Washington County, PA, Authority, Lease Revenue Bonds, 7.875%, 12/15/2018	AAA/Aaa		561,276
1,000,000		West Shore, PA, Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	BBB+/NR		1,020,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		West View, PA, Municipal Authority, Special Obligation Bonds, 9.50%, 11/15/2014	AAA/#Aaa		$1,433,420
1,000,000		Westmoreland County, PA, IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR/NR		1,053,730
5,000,000		Westmoreland County, PA, Municipal Authority, Capital Appreciation Municipal Services Bonds (Series A)/ (FGIC INS)/(Original Issue Yield: 6.17%), 8/15/2021	AAA/Aaa		1,913,900
400,000		Westmoreland County, PA, Municipal Authority, Special Obligation Bonds, 9.125%, 7/1/2010	AAA/#Aaa		473,854

		TOTAL			249,782,006

		Puerto Rico--2.7%
2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.927%, (FSA INS) 7/1/2015	AAA/NR		2,621,520
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securites (Series PA 331A), 9.193% (AMBAC INS), 7/1/2013	NR/NR		1,321,790
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.193% (AMBAC INS), 7/1/2014	NR/NR		1,320,530
2,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1		2,055,560

		TOTAL			7,319,400

		Virgin Islands--0.0%
60,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.80% (GNMA COL), 3/1/2005	AAA/NR		63,319

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $243,115,822)			257,164,725

		SHORT-TERM MUNICIPALS--2.3%
		Pennsylvania--1.7%
4,495,000		Erie County, PA Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LIQ)	NR/VMIG1		4,495,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Puerto Rico--0.6%
$1,500,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+/VMIG1		$1,500,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			5,995,000

		TOTAL INVESTMENTS (IDENTIFIED COST $249,110,822)[3]			$263,159,725

Securities that are subject to AMT represent 18.1% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At August 31, 2002, these securities amounted to $15,207,785 which represents 5.7% of net assets.

3 The cost of investments for generally accepted accounting principles (GAAP) is $249,110,822. The cost of investments for federal tax purposes amounts to $249,061,682. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $14,098,043 which is comprised of $16,551,797 appreciation and $2,453,754 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($267,405,104) at August 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VA	--Veterans Administration
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002

Assets:
Total investments in securities, at value (identified cost $249,110,822)		$263,159,725
Cash		51,871
Income receivable		4,313,200
Receivable for investments sold		195,000
Receivable for shares sold		311,174

TOTAL ASSETS		268,030,970

Liabilities:
Payable for shares redeemed	$26,281
Income distribution payable	496,157
Accrued expenses	103,428

TOTAL LIABILITIES		625,866

Net assets for 22,846,074 shares outstanding		$267,405,104

Net Assets Consist of:
Paid in capital		$260,010,628
Net unrealized appreciation of investments		14,048,903
Accumulated net realized loss on investments		(6,586,000)
Distributions in excess of net investment income		(68,427)

TOTAL NET ASSETS		$267,405,104

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($205,869,684 ÷ 17,588,770 shares outstanding)		$11.70

Offering price per share (100/95.50 of $11.70)[1]		$12.25

Redemption proceeds per share		$11.70

Class B Shares:
Net asset value per share ($61,535,420 ÷ 5,257,304 shares outstanding)		$11.70

Offering price per share		$11.70

Redemption proceeds per share (94.50/100 of $11.70)[1]		$11.06

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2002

Investment Income:
Interest			$14,232,220

Expenses:
Investment adviser fee		$1,003,181
Administrative personnel and services fee		188,639
Custodian fees		11,475
Transfer and dividend disbursing agent fees and expenses		108,587
Directors'/Trustees' fees		3,195
Auditing fees		12,601
Legal fees		10,385
Portfolio accounting fees		91,094
Distribution services fee--Class B Shares		414,864
Shareholder services fee--Class A Shares		488,700
Shareholder services fee--Class B Shares		138,288
Share registration costs		30,858
Printing and postage		21,000
Insurance premiums		1,318
Miscellaneous		5,715

TOTAL EXPENSES		2,529,900

Waivers:
Waiver of investment adviser fee	$(169,880)
Waiver of shareholder services fee--Class A Shares	(39,096)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,744)

TOTAL WAIVERS		(210,720)

Net expenses			2,319,180

Net investment income			11,913,040

Realized and Unrealized Gain on Investments:
Net realized gain on investments			149,342
Net change in unrealized appreciation of investments			3,983,431

Net realized and unrealized gain on investments			4,132,773

Change in net assets resulting from operations			$16,045,813

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,913,040	$11,571,175
Net realized gain (loss) on investments	149,342	(2,240,436)
Net change in unrealized appreciation of investments	3,983,431	10,959,329

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,045,813	20,290,068

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,640,805)	(9,374,653)
Class B Shares	(2,307,988)	(1,920,130)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,948,793)	(11,294,783)

Share Transactions:
Proceeds from sale of shares	49,883,805	32,354,051
Net asset value of shares issued to shareholders in payment of distributions declared	6,289,420	6,131,815
Cost of shares redeemed	(38,740,175)	(38,463,416)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,433,050	22,450

Change in net assets	21,530,070	9,017,735

Net Assets:
Beginning of period	245,875,034	236,857,299

End of period (including distributions in excess of net investment income of $(68,427) and $(22,476), respectively)	$267,405,104	$245,875,034

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities. The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/ 2001			For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain (Loss)
Increase (Decrease)	$62,015	$62,015	$10,199	$12,875	$(23,074)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for GAAP amortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(72,213)	$72,213

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$11,948,784

Long-term capital gains	_

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$960,824

Undistributed long-term gains	--

Unrealized appreciation	$14,098,043

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than the differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of premium and discount.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $6,566,914, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,591,157

2009	$2,804,527

2010	$2,171,230

Additionally, net capital losses of $68,235 attributable to security transactions incurred after October 31, 2001, are treated as arising on September 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended August 31	2002		2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,061,112	$35,087,765	1,863,237	$20,982,998
Shares issued to shareholders in payment of distributions declared	435,623	4,971,735	446,309	4,997,951
Shares redeemed	(2,776,353)	(31,698,740)	(2,894,871)	(32,341,550)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	720,382	$8,360,760	(585,325)	$(6,360,601)

Year Ended August 31	2002		2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,291,838	$14,796,040	1,011,091	$11,371,053
Shares issued to shareholders in payment of distributions declared	115,435	1,317,685	101,200	1,133,864
Shares redeemed	(615,685)	(7,041,435)	(546,081)	(6,121,866)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	791,588	$9,072,290	566,210	$6,383,051

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,511,970	$17,433,050	(19,115)	$22,450

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.40%
Class B	0.75%

Class A Shares did not incur a distribution services fee for the year ended August 31, 2002, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended August 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $56,115,000 and $51,380,000, respectively.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Purchases	$57,846,046

Sales	$45,500,420

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2002, 48.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.3% of total investments.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2002, the Fund did not designate any long-term capital gain dividends. At August 31, 2002, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Pennsylvania Municipal Income Fund (the "Fund") as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 313923708
Cusip 313923807

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G00577-02 (10/02)

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Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

STATEMENT OF ADDITIONAL INFORMATION

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October 31, 2002

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CLASS A SHARES
CLASS B SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Pennsylvania Municipal Income Fund (Fund), dated October 31, 2002. Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.



Federated
World-Class Investment Manager
Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

0090701B (10/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 6

How is the Fund Sold? 7

Subaccounting Services 8

Redemption in Kind 8

Massachusetts Partnership Law 8

Account and Share Information 8

Tax Information 9

Who Manages and Provides Services to the Fund? 9

How Does the Fund Measure Performance? 14

Who is Federated Investors, Inc.? 17

Investment Ratings 18

Addresses 20

How is the Fund Organized?

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The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust on October 1, 1999. The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class B Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests


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In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

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TAX INCREMENT FINANCING BONDS

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Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants sales, and related tax collections, failed to increase as anticipated.

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CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

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Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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Swaps

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

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INTEREST RATE SWAPS

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

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CAPS AND FLOORS

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Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

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TOTAL RETURN SWAPS

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Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

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SPECIAL TRANSACTIONS

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Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

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There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Tax Risks

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In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Liquidity Risks

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Leverage Risks

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds that amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities.

Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax.

The investment objective and above policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 Act ("1940 Act").

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

The Fund may invest its securities subject to restrictions or resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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In applying the Fund's concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

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Letter of Intent (Class A Shares)

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You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class B Shares Only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS A SHARES AND CLASS B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases Shares, the investment professional may receive:

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  an amount up to 5.50% of the NAV of Class B Shares.
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In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount	Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million	0.75%
Next $5 - $20 million	0.50%
Over $20 million	0.25%

For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL owned approximately 1,045,576 Shares (5.88%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises six portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of October 2, 2002, the Fund's Board and Officers as a group owned approximately 375,901 Shares (2.11%) of the Fund's outstanding Class A Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$311.04	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$342.16	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail N. Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$342.16	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$342.16	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$311.04	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$311.04	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$342.16	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$367.78	$117,117.14

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$311.04	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$311.04	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

** Officers do not receive any compensation from the Fund.

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Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

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COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

Four

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BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	Over $100,000	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

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The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated. The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Fund's administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

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Other Related Services

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Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$1,003,181	$937,384	$977,506

Advisory Fee Reduction	169,880	177,111	232,465

Administrative Fee	188,639	176,462	184,084

12b-1 Fee:

Class A Shares	--	--	--

Class B Shares	414,864	--	--

Shareholder Services Fee:

Class A Shares	449,604	--	--

Class B Shares	138,288	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended August 31, 2002.

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Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	N/A	1.92%	4.30%	5.71%
After Taxes on Distributions	N/A	1.92%	4.25%	5.68%
After Taxes on Distributions and Sale of Shares	N/A	3.03%	4.38%	5.62%
Yield	3.95%	N/A	N/A	N/A
Tax-Equivalent Yield	6.74%	N/A	N/A	N/A

	30-Day Period	1 Year	5 Years	Start of Performance on 3/4/1997
Class B Shares:
Total Return
Before Taxes	N/A	0.29%	4.12%	4.72%
After Taxes on Distributions	N/A	0.29%	4.07%	4.67%
After Taxes on Distributions and Sale of Shares	N/A	1.80%	4.12%	4.63%
Yield	3.37%	N/A	N/A	N/A
Tax-Equivalent Yield	5.75%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

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TAX EQUIVALENCY TABLE

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Taxable Yield Equivalent for 2002 State of Pennsylvania
Tax Bracket: Federal	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Tax Bracket: Combined Federal & State	12.800%	17.800%	29.800%	32.800%	37.800%	41.400%
Joint Return:	$0-12,000	$12,001-46,700	$46,701-112,850	$112,851-171,950	$171,951-307,050	Over-$307,050

Single Return:	$0-6,000	$6,001-27,950	$27,951-67,700	$67,701-141,250	$141,251-307,050	Over-$307,050

Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.57%	0.61%	0.71%	0.74%	0.80%	0.85%
1.00%	1.15%	1.22%	1.42%	1.49%	1.61%	1.71%
1.50%	1.72%	1.82%	2.14%	2.23%	2.41%	2.56%
2.00%	2.29%	2.43%	2.85%	2.98%	3.22%	3.41%
2.50%	2.87%	3.04%	3.56%	3.72%	4.02%	4.27%
3.00%	3.44%	3.65%	4.27%	4.46%	4.82%	5.12%
3.50%	4.01%	4.26%	4.99%	5.21%	5.63%	5.97%
4.00%	4.59%	4.87%	5.70%	5.95%	6.43%	6.83%
4.50%	5.16%	5.47%	6.41%	6.70%	7.23%	7.68%
5.00%	5.73%	6.08%	7.12%	7.44%	8.04%	8.53%
5.50%	6.31%	6.69%	7.83%	8.18%	8.84%	9.39%
6.00%	6.88%	7.30%	8.55%	8.93%	9.65%	10.24%
6.50%	7.45%	7.91%	9.26%	9.67%	10.45%	11.09%
7.00%	8.03%	8.52%	9.97%	10.42%	11.25%	11.95%
7.50%	8.60%	9.12%	10.68%	11.16%	12.06%	12.80%
8.00%	9.17%	9.73%	11.40%	11.90%	12.86%	13.65%
8.50%	9.75%	10.34%	12.11%	12.65%	13.67%	14.51%
9.00%	10.32%	10.95%	12.82%	13.39%	14.47%	15.36%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Revenue Bond Index

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

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Lipper, Inc.

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Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

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Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

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STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

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AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

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AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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STANDARD & POOR'S COMMERCIAL PAPER RATINGS

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A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

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FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

Class A Shares
Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C. OTHER INFORMATION. Item 23. Exhibits: (a) (i) Conformed copy of Amended and Restated Declaration of Trust of the Registrant (including Amendment Nos. 1-17); (26) (ii) Conformed copy of Amendment No. 18 to the Declaration of Trust of the Registrant; (28) (iii) Conformed copy of Amendment No. 19 to the Declaration of Trust of the Registrant; (28) (iv) Conformed copy of Amendment No. 20 to the Declaration of Trust of the Registrant; (29) (b) (i) Copy of By-Laws of the Registrant; (1) (ii) Copy of Amendment No. 1 to the By-Laws; (23) (iii) Copy of Amendment No. 2 to the By-Laws; (23) (iv) Copy of Amendment No. 3 to the By-Laws; (23) (v) Copy of Amendment No. 4 to the By-Laws; (23) (c) Copy of Specimen Certificate for Shares of Beneficial Interest for: (i) Federated Pennsylvania Municipal Income Fund-Class A Shares; (19) (ii) Federated Pennsylvania Municipal Income Fund- Class B Shares; (22) (iii) Federated Ohio Municipal Income Fund-Class F Shares; (19) (iv) Federated California Municipal Income Fund-Class F Shares; (19) (v) Federated New York Municipal Income Fund-Class F Shares; (19) (vi) Federated Michigan Intermediate Municipal Trust; (19) (d) (i) Conformed copy of Investment Advisory Contract including Exhibits A through F of the Registrant; (21) (ii) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (27) (iii) Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (28) + All exhibits are filed electronically. 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165) 19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165) 21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165) 22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165) 23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165) 26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 29, 1999. (File Nos. 33-36729 and 811-6165) 28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165) 29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on August 29, 2002. (File Nos. 33-36729 and 811-6165) (e)(i) Conformed copy of Distributor's Contract including Exhibits A through N of the Registrant; (21) (ii) Conformed copy of Exhibit O to the Distributor's Contract; (23) (iii) Conformed copy of Distributor's Contract (Class B Shares); (23) (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269). (v) Conformed copy of Exhibit P to the Distributor's Contract; (27) (vi) Conformed copy of Amendment to Distributor's Contract of the Registrant; (28) (vii) Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares); (28) (f) Not applicable; (g) (i) Conformed copy of Custodian Contract of the Registrant; (18) (ii) Conformed copy of Custodian Fee Schedule; (22) (iii) Conformed copy of Amendment to Custodian Contract of the Registrant; (29) (h) (i) Conformed copy of Second Amended and Restated Shareholder Services Agreement; (29) (ii) Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (23) (iii) Conformed copy of Shareholder Services Agreement (Class B Shares); (23) (iv) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (23) + All exhibits are filed electronically. 18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165) 21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165) 22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165) 23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165) 27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165) 28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165) 29. Response is incorportated by reference to Registrant's Post Effective Amendment No. 33 on Form N-1A filed on August 29, 2002. (File Nos. 33-36729 and 811-6165) (v) With regard to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021). (vi) The responses described in Item 23(e)(iv) are hereby incorporated by reference; (vii)Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (28) (i) Conformed copy of Opinion and Consent of Counsel as to the legality of shares being registered; (1) (j) Conformed Copy of Independent Auditors' Consent; (+) (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (1) (m) (i) Conformed copy of Rule 12b-1 Plan; (21) (ii) Conformed copy of Distribution Plan; (21) (iii)Conformed copy of Exhibit B to the Distribution Plan; (23) (iv) Conformed copy of Exhibit 1 Amendment to the Distribution Plan for the Investment Companies (Class B Shares); (23) (v) The responses described in Item 23(e)(iv) are hereby incorporated by reference; (vi) Conformed copy of Exhibit C to the Distribution Plan (North Carolina Municipal Income Fund - Class A Shares); (27) (n) The Registrant hereby incorporates the conformed copy of the Multiple Class Plan from Item (n) of the Federated Income Securities Trust Registration Statement on Form N-1A, filed with the Commission on June 26, 2002. (File Nos. 33-3164 and 811-4577). + All exhibits filed electronically 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165) 21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165) 23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165) 27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165) 28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165) (o) (i) Conformed copy of Power of Attorney of the Registrant; (+) (ii) Conformed copy of Power of Attorney for Chief Investment Officer of the Registrant; (27) (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios, Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129). Item 24. Persons Controlled by or Under Common Control with the Fund: None Item 25. Indemnification: (1) ________________________________________________________________________________ + All exhibits filed electronically 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165) 27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165) Item 26. Business and Other Connections of Investment Adviser: For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305. The remaining Officers of the investment adviser are: President/ Chief Executive Officer: Keith M. Schappert Executive Vice Presidents: William D. Dawson, III Henry A. Frantzen J. Thomas Madden Stephen F. Auth Senior Vice Presidents: Joseph M. Balestrino David A. Briggs Jonathan C. Conley Deborah A. Cunningham Michael P. Donnelly Linda A. Duessel Mark E. Durbiano James E. Grefenstette Robert M. Kowit Jeffrey A. Kozemchak Richard J. Lazarchic Susan M. Nason Mary Jo Ochson Robert J. Ostrowski Frank Semack Richard Tito Peter Vutz Vice Presidents: Todd A. Abraham J. Scott Albrecht Randall S. Bauer Nancy J.Belz G. Andrew Bonnewell David Burns Robert E. Cauley Regina Chi Ross M. Cohen Fred B. Crutchfield Lee R. Cunningham, II Alexandre de Bethmann Anthony Delserone, Jr. Donald T. Ellenberger Eamonn G. Folan Kathleen M. Foody-Malus Thomas M. Franks John T. Gentry David P. Gilmore James P. Gordon Marc Halperin John W. Harris Patricia L. Heagy Susan R. Hill Nikola A. Ivanov William R. Jamison Constantine J. Kartsonas Nathan H. Kehm John C. Kerber Steven Lehman Marian R. Marinack Natalie F. Metz Thomas J. Mitchell Joseph M. Natoli John L. Nichol Mary Kay Pavuk Jeffrey A. Petro John P. Quartarolo Ihab L. Salib Roberto Sanchez-Dahl, Sr. Aash M. Shah John Sidawi Michael W. Sirianni, Jr. Christopher Smith Timothy G. Trebilcock Leonardo A. Vila Paige M. Wilhelm Richard M. Winkowski, Jr. Lori A. Wolff George B. Wright Assistant Vice Presidents: Catherine A. Arendas Angela A. Auchey Nicholas P. Besh Hanan Callas David W. Cook James R. Crea, Jr. Karol M. Crummie David Dao Richard J. Gallo James Grant Anthony Han Kathryn P. Heagy Carol B. Kayworth J. Andrew Kirschler Robert P. Kozlowski Ted T. Lietz, Sr. Monica Lugani Tracey L. Lusk Theresa K. Miller Bob Nolte Rae Ann Rice James W. Schaub Jennifer G. Setzenfand Diane R. Startari Kyle D. Stewart Mary Ellen Tesla Michael R. Tucker Steven J. Wagner Mark Weiss Secretary: G. Andrew Bonnewell Treasurer: Thomas R. Donahue Assistant Secretaries: C. Grant Anderson Leslie K. Ross Assistant Treasurer: Denis McAuley, III The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement. Item 27. Principal Underwriters: (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds. (b) (1) (2) (3) Positions and Offices Positions and Offices With Distributor Name With Registrant _____________________ _________________ ______________________ Chairman: Richard B. Fisher Vice Chairman Director: Arthur L. Cherry President-Institutional Sales and Director: John B. Fisher Director, Executive Vice Vice President and Assistant Secretary: Thomas R. Donahue President-Broker/Dealer And Director: James F. Getz Senior Vice Presidents: Mark W. Bloss Richard W. Boyd Laura M. Deger Peter W. Eisenbrandt Theodore Fadool, Jr. Christopher T. Fives James S. Hamilton James M. Heaton Amy Michaliszyn Keith Nixon Solon A. Person, IV Ronald M. Petnuch Timothy C. Pillion Thomas E. Territ Robert F. Tousignant Vice Presidents: John B. Bohnet Jane E. Broeren-Lambesis David J. Callahan Mark Carroll Scott Charlton Steven R. Cohen Mary J. Combs R. Edmond Connell, Jr. Kevin J. Crenny Daniel T. Culbertson G. Michael Cullen Marc C. Danile Robert J. Deuberry Ron Dorman William C. Doyle Donald C. Edwards Timothy Franklin Peter J. Germain Joseph D. Gibbons G. Tad Gullickson Scott Gundersen Dayna C. Haferkamp Raymond J. Hanley Vincent L. Harper, Jr. Bruce E. Hastings Charlene H. Jennings Theresa M. Johnson Christopher L. Johnston H. Joseph Kennedy Stephen Kittel Michael W. Koenig Ed Koontz Christopher A. Layton Michael H. Liss Michael R. Manning Martin J. McCaffrey Maurice W. McKinney Mark J. Miehl Richard C. Mihm Vincent T. Morrow Alec H. Neilly Thomas A. Peter III Raleigh Peters Robert F. Phillips Richard A. Recker Christopher Renwick John Rogers Brian S. Ronayne Thomas S. Schinabeck Edward J. Segura Edward L. Smith David W. Spears John A. Staley Colin B. Starks Jeffrey A. Stewart Kevin Stutz Timothy A. Rosewicz Greg Spralding William C. Tustin Paul A. Uhlman Richard B. Watts G. Walter Whalen Patrick M. Wiethorn Edward J. Wojnarowski Michael P. Wolff Scott F. Wright Assistant Vice Presidents: Lisa Arcuri Robert W. Bauman Edward R. Bozek Charles L. Davis, Jr. Beth C. Dell Jennifer Fetteroff Renee L. Gebben John T. Glickson William Rose Lynn Sherwood-Long Treasurer: Denis McAuley, III Assistant Secretaries: Thomas R. Donahue Timothy S. Johnson Victor R. Siclari The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. (c) Not applicable Item 28. Location of Accounts and Records: All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations: Registrant Reed Smith LLP Investment and Asset Management Group (IAMG) Federated Investors Tower 12th Floor 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Notices should be sent to the Agent for Service at the above address) Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000 Federated Shareholder Services Company P.O. Box 8600 ("Transfer Agent and Dividend Boston, MA 02266-8600 Disbursing Agent") Federated Services Company Federated Investors Tower ("Administrator") 1001 Liberty Avenue Pittsburgh, PA 15222-3779 Federated Investment Management Federated Investors Tower Company("Adviser") 1001 Liberty Avenue Pittsburgh, PA 15222-3779 State Street Bank and Trust Company P.O. Box 8600 ("Custodian") Boston, MA 02266-8600 Item 29. Management Services: Not applicable. Item 30. Undertakings: Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders. SIGNATURES Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of October, 2002. FEDERATED MUNICIPAL SECURITIES INCOME TRUST BY: /s/ Leslie K. Ross Leslie K. Ross, Assistant Secretary Attorney in Fact for John F. Donahue October 29, 2002 Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated: NAME TITLE DATE By: /s/ Leslie K. Ross Attorney In Fact October 29, 2002 Leslie K. Ross For the Persons ASSISTANT SECRETARY Listed Below NAME TITLE John F. Donahue* Chairman and Trustee Richard B. Fisher* Vice Chairman J. Christopher Donahue* President and Trustee (Principal Executive Officer) William D. Dawson, III* Chief Investment Officer Richard J. Thomas * Treasurer (Principal Financial Officer) Thomas G. Bigley* Trustee John T. Conroy, Jr.* Trustee Nicholas P. Constantakis* Trustee John F. Cunningham* Trustee Lawrence D. Ellis, M.D.* Trustee Peter E. Madden* Trustee Charles F. Mansfield, Jr.* Trustee John E. Murray, Jr.* Trustee Marjorie P. Smuts* Trustee John S. Walsh* Trustee